                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                               Schwab Investments
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
      (Address of principal executive offices)                   (Zip code)

                                 Evelyn Dilsaver
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2006 -- November 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHWAB INVESTMENTS
SCHWAB TOTAL BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  52.3%  MORTGAGE-BACKED
         SECURITIES                                      672,347        675,977

  30.5%  CORPORATE BONDS                                 391,804        394,843

  12.5%  U.S. GOVERNMENT
         SECURITIES                                      154,877        161,178

   2.5%  ASSET-BACKED
         OBLIGATIONS                                      32,458         32,302

   3.4%  COMMERCIAL PAPER
         & OTHER CORPORATE
         OBLIGATIONS                                      43,489         43,489

   0.8%  PREFERRED STOCK                                  10,185         10,721

    --%  SHORT-TERM INVESTMENTS                              498            498
--------------------------------------------------------------------------------
 102.0%  TOTAL INVESTMENTS                             1,305,658      1,319,008

  11.2%  COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                                           145,502

(13.2)%  OTHER ASSETS AND
         LIABILITIES                                                   (171,115)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                   1,293,395

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
MORTGAGE-BACKED SECURITIES 52.3% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 17.4%
--------------------------------------------------------------------------------
ABN AMRO MORTGAGE CORP.
Series 2003-7 Class A2
   5.00%, 07/25/18 (e)                                       182             181
BANC OF AMERICA MORTGAGE SECURITIES
Series 2003-5 Class 2A1
   5.00%, 07/25/18 (d)(e)                                  7,103           6,987
BANK OF AMERICA ALTERNATIVE LOAN TRUST
2006 4 Class 3CB6
   6.00%, 05/25/46 (d)(e)                                 11,244          11,299
CHASE MORTGAGE FINANCE CORP.
Series 2006-A1 Class 2F72
   6.11%, 12/01/06 (a)(d)(e)                              14,305          14,326
Series 2005-A1 Class 2A2
   5.25%, 11/02/08 (a)(d)(e)                               8,195           8,139
COUNTRYWIDE ASSET-BACKED CERTIFICATES
Series 2003-J10 Class 2A1
   5.00%, 11/25/18 (d)(e)                                  7,148           7,099
COUNTRYWIDE HOME LOANS
Series 2003-J7 Class 4A1
   4.50%, 08/27/18 (e)                                    12,060          11,760
DEUTSCHE ALTERNATIVE ASSET SECURITIES, INC.
Series 2005-6 Class 1A3
   5.50%, 12/25/35 (d)(e)                                 11,298          11,343
GSR MORTGAGE LOAN TRUST
Series 2004-5 Class 3A2
   4.71%, 10/21/08 (a)(d)(e)                              10,000           9,874
HARBORVIEW MORTGAGE LOAN TRUST
2004 1 Passthru Ctf Cl 4a
   4.78%, 12/01/06 (a)(d)(e)                               9,154           8,959
JP MORGAN ALTERNATIVE LOAN TRUST
Series 2006-A5 Class 2A1
   5.55%, 12/01/06 (a)(d)(e)                              17,483          17,524
Series 2006-S1 Class 1A16
   6.00%, 12/01/06 (a)(d)(e)                              14,069          14,273
JP MORGAN MORTGAGE TRUST
Series 2005-A8 Class 6A2
   5.15%, 01/22/08 (a)(e)                                  4,062           4,037
2004 A5 Mtg Pass Ctf Cl 4 A 1
   3.43%, 07/13/09 (a)(e)                                 12,402          11,869
Series 2004-A1 Class 1A1
   4.82%, 11/13/09 (a)(e)                                 19,779          19,589
Series 2006-S2 Class 3A7
   6.25%, 06/25/36 (e)                                     9,418           9,586
Series 2006-S2 Class 2A1
   5.00%, 07/25/36 (e)                                     9,543           9,462
MASTR SEASONED SECURITIES TRUST
   6.20%, 09/25/17 (e)                                     1,038           1,060
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2004-9 Class 4A
   5.61%, 12/01/06 (a)(d)(e)                               8,661           8,719
Ser 2004 9 Cl 1a
   6.21%, 11/25/34 (e)                                       570             575
Series 2006-2 Class 4A
   6.00%, 02/25/36 (e)                                    11,994          12,168
Series 2006-2 Class 6A
   6.50%, 02/25/36 (e)                                     7,049           7,165
RESIDENTIAL ASSET MORTGAGE PRODUCTS, INC.
Series 2005-SL2 Class A1
   6.00%, 06/25/17 (e)                                     5,427           5,495
Series 2005-SL1 Class A4
   6.00%, 05/25/32 (e)                                     4,265           4,282
STRUCTURED ASSET SECURITIES CORP.
2003 20 Mtg Pass Ctf Cl 2 A3
   4.50%, 07/25/18 (e)                                       859             801

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SUNTRUST ALTERNATIVE LOAN TRUST
Series 2005-1F Class 3A1
   6.50%, 12/25/35 (e)                                     8,228           8,380
                                                                     -----------
                                                                         224,952
COMMERCIAL MORTGAGE BACKED SECURITIES 8.5%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
Series 2005-RR Class A1FL
   5.62%, 12/22/06 (a)(d)(e)                              10,999          10,977
BANC OF AMERICA COMMERCIAL MORTGAGE, INC.
Series 2006-1 Class A2
   5.33%, 09/10/45 (d)(e)                                  9,000           9,111
BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
Series 2005-PWR7 Class A2
   4.95%, 02/11/41 (d)(e)                                  7,500           7,476
CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES
Series 2006-C1 ClassA2
   5.51%, 12/01/06 (a)(d)(e)                               7,000           7,119
CROWN CASTLE TOWERS LLC
Series 2005-1A Class AFL
   5.70%, 12/15/06 (a)(c)(d)                              10,000          10,064
Series 2005-1A Class B
   4.88%, 06/15/35 (c)                                     5,375           5,318
GLOBAL SIGNAL TRUST III
Series 2006-1 Class A1FL
   5.54%, 12/15/06 (a)(c)                                  5,000           5,007
Series 2004-2A Class C
   4.70%, 12/15/14 (c)                                       175             173
Series 2006-1
   5.59%, 02/15/36 (c)                                     8,000           8,119
JP MORGAN CHASE COMMERCIAL MORTGAGE
   SECURITIES CORP.
Series 2005-LDP3 Class A4
   4.94%, 12/01/06 (a)(d)(e)                              12,930          12,762
LB-UBS COMMERCIAL MORTGAGE TRUST
Series 2005-C7 Class A4
   5.20%, 12/11/06 (a)(d)(e)                              13,500          13,588
Series 2005-C7 Class A2
   5.10%, 11/15/30 (d)(e)                                 15,000          15,074
MORGAN STANLEY CAPITAL I
Series 2005-HQ7 Class A4
   5.20%, 12/01/06 (a)(e)                                  5,000           5,058
                                                                     -----------
                                                                         109,846
U.S. GOVERNMENT AGENCY MORTGAGES 26.4%
--------------------------------------------------------------------------------
FANNIE MAE
   4.74%, 03/01/07 (a)(d)                                 19,414          19,265
   5.50%, 12/01/13 to 11/01/35                            29,595          29,687
   6.00%, 03/25/17 to 11/01/34                            11,335          11,501
   4.00%, 07/01/18 to 09/01/18                            14,803          14,140
   5.00%, 07/01/19 to 06/01/36                            69,882          68,569
   4.50%, 12/01/19                                         9,251           9,018
   6.50%, 09/01/22 to 05/01/32(d)                          6,485           6,664
   3.75%, 05/25/30                                         1,416           1,345
   6.50%, 02/01/32 to 12/01/34                             5,639           5,773
   6.00%, 01/01/33 to 04/01/33(d)                          7,551           7,655
   7.50%, 01/01/33 (d)                                     1,854           1,933
   5.50%, 04/01/33 to 03/01/35(d)                         53,408          53,315
FANNIE MAE TBA
   5.50%, 12/12/36                                        20,000          19,931
   6.50%, 12/12/36                                        10,000          10,206
FREDDIE MAC
   6.00%, 01/01/14 to 06/01/20                             8,899           9,048
   5.50%, 06/01/21                                        14,236          14,310
   6.50%, 03/01/32 (d)                                     3,586           3,679
   6.00%, 12/01/32 (d)                                     3,597           3,647
FREDDIE MAC TBA
 5.50%, 12/12/36                                          20,000          19,938
GINNIE MAE
   7.50%, 03/15/32 (d)                                       950             991
   6.00%, 06/15/33 to 10/15/34                            14,005          14,249
   7.00%, 06/15/33                                         2,115           2,206
   6.00%, 10/15/34 (d)                                    10,370          10,550
   5.50%, 05/20/35                                         3,560           3,559
                                                                     -----------
                                                                         341,179
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $672,347)                                                          675,977

CORPORATE BONDS 30.5% OF NET ASSETS

FINANCE 12.5%
--------------------------------------------------------------------------------
BANKING 7.4%
BARCLAYS BANK PLC
   5.93%, 12/15/16 (a)(c)(d)(e)                            5,000           5,114
BBVA BANCOMER CAPITAL TRUST I
   5.38%, 07/22/15 (c)(d)(e)                               3,000           2,988
CITIBANK KOREA, INC.
   4.68%, 06/18/13                                         4,000           4,060
DBS BANK LTD.
   5.98%, 01/16/07 (a)(d)(e)                               5,000           5,144
DEUTSCHE BANK CAPITAL TRUST
   7.17%, 12/29/06 (a)                                    10,200          10,727
FLEET CAPITAL TRUST V
   6.39%, 12/18/06 (a)(e)                                  5,000           5,006
HSBC CAPITAL FUNDING LP
   9.55%, 12/31/49 (c)(e)                                  3,000           3,417
ING CAPITAL FUNDING TRUST III
   8.44%, 12/31/10 (a)(e)                                  5,574           6,218
JP MORGAN CHASE CAPITAL XIII
   6.32%, 12/29/06 (a)(e)                                  2,000           2,013
JP MORGAN CHASE CAPITAL XVIII
   6.95%, 08/17/36 (e)                                     2,000           2,224
JPM CAPITAL TRUST II
   7.95%, 02/01/27 (e)                                     5,000           5,207
MIZUHO PREFERRED CAPITAL CO., LLC
   8.79%, 12/29/49 (c)(e)                                  5,000           5,259
NATEXIS AMBS CO., LLC
   8.44%, 12/29/49 (c)(e)                                  7,000           7,333
RBS CAPITAL TRUST IV
   6.17%, 12/29/06 (a)(d)                                  7,000           7,047
RESONA PREFERRED GLOBAL SECURITIES
   7.19%, 12/29/49 (c)(e)                                  2,000           2,124

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SANTANDER ISSUANCES S.A. UNIPERSONAL
   5.75%, 12/20/06 (a)(c)(e)                               5,000           5,009
SHINSEI FINANCE CAYMAN LTD
   6.42%, 01/29/49 (c)(e)                                  2,000           2,036
SOVEREIGN BANK
   4.38%, 08/01/13 (e)                                     3,000           2,960
SUMITOMO MITSUI BANKING CORP.
   5.63%, 07/29/49 (c)(e)                                  2,000           1,992
TOKAI PREFERRED CAPITAL CO. LLC
   9.98%, 12/29/49 (c)(e)                                  3,925           4,188
UBS PREFERRED FUNDING TRUST I
   8.62%, 10/29/49                                         3,000           3,351
WELLS FARGO CAPITAL X
   5.95%, 12/15/36 (e)                                     3,000           3,027
                                                                     -----------
                                                                          96,444

BROKERAGE 0.2%

LEHMAN BROTHERS HOLDINGS, INC.
   5.75%, 01/03/17 (e)                                     2,000           2,052

FINANCE COMPANY 2.4%

CAPITAL ONE CAPITAL III
   7.69%, 08/15/36                                         3,000           3,494
CAPITAL ONE FINANCIAL CORP.
   5.70%, 09/15/11 (d)                                     3,000           3,068
GENERAL ELECTRIC CAPITAL CORP.
   5.65%, 12/15/06 (a)(d)                                  5,000           5,041
   5.75%, 02/05/07 (a)                                     2,000           2,007
HSBC FINANCE CAPITAL TRUST IX
   5.91%, 11/30/35 (e)                                     6,000           6,115
ILFC E-CAPITAL TRUST I
   5.90%, 12/21/10 (a)(b)(c)(e)                            5,000           5,092
RESIDENTIAL CAPITAL CORP.
   6.47%, 01/17/07 (a)                                     6,000           6,068
                                                                     -----------
                                                                          30,885

INSURANCE 2.0%

FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.
   6.40%, 12/15/36 (a)(c)(e)                               3,000           3,046
HIGHMARK, INC.
   6.80%, 08/15/13 (c)(e)                                  4,000           4,260
OIL INSURANCE LTD.
   7.56%, 12/29/49 (c)(e)                                  6,000           6,290
ZFS FINANCE USA TRUST III
   6.54%, 12/15/06 (a)(c)(d)(e)                            5,000           5,077
ZURICH CAPITAL TRUST I
   8.38%, 06/01/37 (c)(d)                                  7,000           7,349
                                                                     -----------
                                                                          26,022

REAL ESTATE INVESTMENT TRUST 0.5%

HEALTH CARE PROPERTY INVESTORS, INC.
   5.84%, 12/15/06 (a)(d)(e)                               2,000           1,998
ISTAR FINANCIAL, INC.
   5.65%, 09/15/11 (e)(c)                                  2,000           2,017
SIMON PROPERTY GROUP LP
   5.75%, 12/01/15 (e)                                     3,000           3,110
                                                                     -----------
                                                                           7,125
                                                                     -----------
                                                                         162,528
INDUSTRIAL 14.5%
--------------------------------------------------------------------------------
BASIC INDUSTRY 0.1%

XSTRATA FINANCE DUBAI LTD.
   5.73%, 02/13/07 (a)(c)(e)                               2,000           2,001

COMMUNICATIONS 5.3%

ALAMOSA DELAWARE, INC.
   8.50%, 01/31/12 (d)(e)                                  3,725           3,959
AMERICA MOVIL SA DE CV
   6.01%, 01/29/07 (a)(d)                                  3,000           3,008
   5.75%, 01/15/15 (d)(e)                                  3,000           3,004
BELLSOUTH CORP.
   6.55%, 06/15/34 (d)(e)                                  2,000           2,123
COMCAST CORP.
   5.45%, 11/15/10 (d)(e)                                  2,000           2,023
IWO HOLDINGS, INC.
   9.12%, 01/15/07 (a)(d)(e)                              14,300          14,658
NEWS AMERICA, INC.
   8.00%, 10/17/16                                         3,000           3,516
NEXTEL PARTNERS, INC.
   8.13%, 07/01/11 (e)                                     8,741           9,134
ROGERS WIRELESS COMMUNICATIONS, INC.
   8.52%, 12/15/06 (a)(e)                                  2,850           2,914
TCI COMMUNICATIONS, INC.
   9.80%, 02/01/12                                         4,000           4,776
TELECOM ITALIA CAPITAL SA
   5.25%, 10/01/15 (e)                                     2,000           1,895
TELEFONICA EMISONES SAU
   5.69%, 12/20/06 (a)(e)                                  3,000           3,005
TELEFONOS DE MEXICO, S.A.
   4.50%, 11/19/08 (e)                                     3,000           2,967
TIME WARNER ENTERTAINMENT CO.
   10.15%, 05/01/12                                        2,230           2,677
UBIQUITEL OPERATING CO.
   9.88%, 03/01/11 (e)                                     3,000           3,255
US UNWIRED, INC.
   10.00%, 06/15/12 (e)                                    2,000           2,210
VODAFONE GROUP PLC
   5.50%, 06/15/11 (e)                                     3,000           3,039
                                                                     -----------
                                                                          68,163

CONSUMER CYCLICAL 6.5%

CUMMINS, INC.
   9.50%, 12/01/10 (d)(e)                                  8,895           9,325
CVS CORP.
   6.13%, 08/15/16 (e)                                     2,000           2,103
CVS LEASE PASS THROUGH
   6.04%, 12/10/28 (c)(e)                                  3,000           3,061
D.R. HORTON, INC.
   8.50%, 04/15/12 (e)                                     3,000           3,144
FORD MOTOR CREDIT CO.
   8.37%, 02/02/07 (a)(d)                                 11,000          11,152

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
   7.20%, 06/15/07                                         1,000           1,002
GENERAL MOTORS ACCEPTANCE CORP.
   6.54%, 12/27/06 (a)                                       900             906
   6.27%, 01/16/07 (a)                                     1,230           1,231
   6.32%, 01/16/07 (a)                                     4,000           4,008
   6.23%, 02/20/07 (a)                                     5,185           5,191
   6.15%, 04/05/07                                           230             230
   5.13%, 05/09/08                                         1,800           1,778
KB HOME
   7.75%, 02/01/10 (e)                                     2,000           2,045
   9.50%, 02/15/11 (e)                                     9,602           9,926
SEMINOLE TRIBE OF FLORIDA
   5.80%, 10/01/13 (c)                                     1,800           1,789
TIME WARNER, INC
   5.61%, 02/13/07 (a)(d)                                  5,500           5,508
   6.50%, 11/15/36 (e)                                     1,000           1,024
TOLL CORP.
   8.25%, 02/01/11 (d)(e)                                 12,376          12,639
   8.25%, 12/01/11 (b)(e)                                  5,755           5,906
VIACOM, INC
   5.75%, 04/30/11 (e)                                     2,000           2,019
                                                                     -----------
                                                                          83,987
CONSUMER NON-CYCLICAL 0.1%

STATER BROTHERS HOLDINGS, INC.
   8.89%, 12/15/06 (a)(e)                                  1,000           1,012

ENERGY 2.2%

AMERADA HESS CORP.
   7.13%, 03/15/33 (d)                                     1,000           1,131
CONOCOPHILLIPS
   9.38%, 02/15/11                                         5,000           5,788
DELEK & AVNER-YAM TETHYS LTD.
   6.47%, 02/01/07 (a)(c)(e)                               2,345           2,341
HUSKY OIL LTD.
   8.90%, 08/15/28 (d)(e)                                  6,000           6,339
PREMCOR REFINING GROUP, INC.
   9.50%, 02/01/13 (e)                                     8,500           9,219
XTO ENERGY, INC.
   7.50%, 04/15/12 (e)                                     3,000           3,298
                                                                     -----------
                                                                          28,116
TRANSPORTATION 0.3%

ERAC USA FINANCE CO.
   5.63%, 01/30/07 (a)(c)                                  2,000           2,005
YELLOW ROADWAY CORP.
   6.75%, 02/15/07 (a)(e)                                  2,000           2,003
                                                                     -----------
                                                                           4,008
                                                                     -----------
                                                                         187,287
UTILITIES 3.5%
--------------------------------------------------------------------------------
ELECTRIC 2.5%

CENTERPOINT ENERGY RESOURCES CORP.
   7.88%, 04/01/13 (d)(e)                                  3,000           3,382
DUKE CAPITAL LLC
   6.25%, 02/15/13 (b)(e)                                  2,000           2,089
ENTERGY GULF STATES, INC.
   5.80%, 12/01/06 (a)(e)                                  2,400           2,396
   4.88%, 11/01/11 (e)                                     3,000           2,914
MIDAMERICAN ENERGY HOLDINGS CO.
   6.13%, 04/01/36 (e)                                     2,000           2,104
NEVADA POWER CO.
   5.95%, 03/15/16 (e)                                     2,500           2,550
SOUTHERN CALIFORNIA EDISON
   5.47%, 12/13/06 (a)(d)(e)                              17,119          17,136
                                                                     -----------
                                                                          32,571
NATURAL GAS 1.0%

ENERGY TRANSFER PARTNERS LP
   6.63%, 10/15/36                                         1,000           1,064
ENTERPRISE PRODUCTS OPERATING LP
   8.38%, 08/01/66 (e)                                     3,000           3,260
KINDER MORGAN, INC.
   6.80%, 03/01/08 (e)                                     3,000           3,049
MAGELLAN MIDSTREAM PARTNERS
   5.65%, 10/15/16 (e)                                     3,000           2,976
NORTHWEST PIPELINE CORP.
   7.00%, 06/15/16 (e)                                     2,000           2,108
                                                                     -----------
                                                                          12,457
                                                                     -----------
                                                                          45,028
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $391,804)                                                          394,843

U.S. GOVERNMENT SECURITIES 12.5% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITY 0.4%
--------------------------------------------------------------------------------
FANNIE MAE
   6.63%, 11/15/30                                         4,000           4,969

U.S. TREASURY OBLIGATIONS 12.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
   4.92%, 02/22/07                                           600             593
U.S. TREASURY BONDS
   9.88%, 11/15/15 (b)                                     3,000           4,188
   9.00%, 11/15/18 (b)                                     4,000           5,623
   8.13%, 08/15/19 (b)                                     5,000           6,687
   8.00%, 11/15/21 (b)                                     7,000           9,513
   7.25%, 08/15/22 (b)                                     6,500           8,367
   6.25%, 08/15/23 (b)                                    11,700          13,837
   6.88%, 08/15/25 (b)                                     8,000          10,186
   6.00%, 02/15/26 (b)                                     8,000           9,339
   6.13%, 11/15/27 (b)                                     7,500           8,968
   5.25%, 02/15/29 (d)                                     5,000           5,415
   6.13%, 08/15/29 (b)                                     1,000           1,207
   6.25%, 05/15/30 (b)                                     7,000           8,619
   5.38%, 02/15/31 (b)                                    13,182          14,618
   4.50%, 02/15/36 (b)                                     9,045           8,958
U.S. TREASURY NOTES
   4.50%, 09/30/11 (b)                                     2,450           2,455
   5.13%, 05/15/16 (b)                                     2,250           2,364
   4.88%, 08/15/16 (b)                                    29,620          30,561
   4.63%, 11/15/16 (b)                                     3,000           3,040

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
U.S. TREASURY STRIP PRINCIPAL NOTES
   0.00%, 08/15/25 (b)                                     4,000           1,671
                                                                     -----------
                                                                         156,209
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $154,877)                                                          161,178

ASSET-BACKED OBLIGATIONS 2.5% OF NET ASSETS

ABSC NIMS TRUST
2005 Class A1
   5.05%, 08/27/35 (c)(e)                                    610             607
AEGIS ASSET BACKED SECURITIES TRUST
Series 2004-4
   5.00%, 10/25/34 (c)(d)                                    535             532
ARIA CDO I (JERSEY) LTD.
Series 1A-3 Class B1U5
   6.46%, 04/07/07 (a)(c)(d)(e)                            6,000           6,002
CDC MORTGAGE CAPITAL TRUST
Series 2003-HE2 Class M2
   7.22%, 12/25/06 (a)(d)(e)                               3,899           3,918
COUNTRYWIDE ASSET-BACKED CERTIFICATES
Class 2001-BC3 Class M1
   7.22%, 12/25/06 (a)(d)(e)                               1,704           1,705
Series 2004-BC1N Class N
   5.50%, 04/25/35 (d)                                       421             417
LONG BEACH MORTGAGE LOAN TRUST
Series 2003-4 Class M3
   7.47%, 12/25/06 (a)(e)                                  5,500           5,531
MAIN STREET WAREHOUSE FUNDING
Series 2004-MSD
   7.62%, 12/25/06 (a)(c)                                  7,000           7,005
SEQUOIA MORTGAGE TRUST
Series 2004-4 Class B1
   5.82%, 12/20/06 (a)(e)                                  3,652           3,658
Class 2004-4 Class B2
   6.22%, 12/20/06 (a)(e)                                  2,922           2,927
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $32,458)                                                            32,302

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS
3.4% OF NET ASSETS

CONOCOPHILLIPS
   5.29%, 12/04/06                                        24,500          24,489
COX ENTERPRISES, INC.
   5.55%, 12/01/06                                        19,000          19,000
                                                                     -----------
TOTAL COMMERCIAL PAPER &
OTHER CORPORATE OBLIGATIONS
(COST $43,489)                                                            43,489

SECURITY                                               NUMBER OF        VALUE
  RATE, MATURITY DATE                                   SHARES       ($ X 1,000)
PREFERRED STOCK 0.8% OF NET ASSETS

COBANK, ACB                                              115,000           6,224
SOVEREIGN REAL ESTATE INVESTMENT CORP                  2,993,000           4,497
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $10,185)                                                            10,721

                                                     FACE AMOUNT        VALUE
SECURITY                                             ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

REPURCHASE AGREEMENTS 0.0%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp.
   dated 11/30/06, due 12/01/06 at 5.0%,
   with a maturity value of $237 (fully
   collateralized by Federal Home Loan Bank
   with a value of $242.)                                    237             237
Fixed Income Clearing Corp.
   dated 11/30/06, due 12/01/06 at 5.0%,
   with a maturity value of $261 (fully
   collateralized by Freddie Mac with a value
   of $268.)                                                 261             261
                                                                     -----------
                                                                             498
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $498)                                                                  498

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                SHARES       ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
11.2% OF NET ASSETS

STATE STREET NAVIGATOR SECURITY LENDING PRIME
   PORTFOLIO                                         145,501,420         145,502

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At November 30, 2006 the tax basis cost of the fund's investments was $1,309,930, and the unrealized appreciation and depreciation was $12,673 and ($3,595), respectively, with a net appreciation of $9,078.

In addition to the above, the fund held the following at 11/30/06. All numbers are x 1,000 except number of futures contracts.

SCHWAB TOTAL BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                           NUMBER OF     CONTRACT     UNREALIZED
                                           CONTRACTS      VALUE         GAINS
FUTURES CONTRACTS 12.7% OF NET ASSETS

10 YEARS, LONG, U.S. TREASURY NOTE
   expires 03/21/07                               43        4,695             13
2 YEARS, LONG, U.S. TREASURY NOTE
   expires 03/30/07                              600      123,000            111
5 YEARS, LONG, U.S. TREASURY NOTE
   expires 03/30/07                              344       36,518             66
                                                                      ----------
                                                                             190

(a) Variable-rate security.
(b) All or a portion of this security is on loan.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $126,615 or 9.8% of net assets.
(d) All or a portion of this security is held as collateral for futures contracts.
(e) Callable security.

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2006, (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 91.9%  LONG-TERM INVESTMENTS                           183,438          192,886

  6.8%  SHORT-TERM INVESTMENTS                           14,315           14,315
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                               197,753          207,201

  1.3%  OTHER ASSETS AND LIABILITIES                                       2,766
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       209,967

ISSUER
PROJECT                                                                             MATURITY      FACE AMOUNT          VALUE
   TYPE OF SECURITY, SERIES                                           RATE            DATE        ($ X 1,000)       ($ X 1,000)
LONG-TERM INVESTMENTS 91.9% OF NET ASSETS

CALIFORNIA 91.9%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
  COP (Alameda Cnty Medical Center) Series 1998                       5.38%     06/01/18 (b)            3,400             3,527
ALAMEDA CORRIDOR TRANSPORTATION AUTH
  Sr Lien RB Series 1999A                                             5.13%     10/01/16 (b)            1,170             1,232
ANAHEIM PUBLIC FINANCING AUTH
  Sr Lease RB Series 1997A                                            6.00%     09/01/24 (b)            5,000             6,148
ASSOCIATION OF BAY AREA GOVERNMENTS
  RB (Schools of the Sacred Heart-San Francisco) Series 2000A         6.45%     06/01/30                1,500             1,618
  Revenue COP (Lytton Gardens, Inc) Series 1999                       6.00%     02/15/30                3,000             3,117
  Tax Allocation RB (California Redevelopment Agency Pool)
  Series 1997A6                                                       5.25%     12/15/17 (b)            1,200             1,244
BAY AREA TOLL AUTH
  San Francisco Bay Area Toll Bridge RB Series 2006F                  5.00%     04/01/31                2,000             2,166
BREA OLINDA UNIFIED SD
  GO Bonds Series 1999A                                               5.60%     08/01/20 (b)            1,000             1,070
BURBANK PUBLIC FINANCE AUTH
  RB (Golden State Redevelopment) Series 2003A                        5.25%     12/01/17 (b)            2,825             3,125
  RB (Golden State Redevelopment) Series 2003A                        5.25%     12/01/18 (b)            2,175             2,399
CALIFORNIA
  Dept of Veterans Affairs Home Purchase RB Series 2002A              5.30%     12/01/21 (b)            5,000             5,360
  GO Bonds                                                            5.63%     05/01/18                  455               490
  GO Bonds Series 2000                                                5.63%     05/01/18                  400               431
  Prerefunding GO Bonds Series 2006                                   5.63%     05/01/18                  145               156
  Various Purpose GO Bonds                                            5.25%     11/01/17                3,000             3,294
  Various Purpose GO Bonds                                            5.00%     03/01/31                7,440             7,962

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                             MATURITY          FACE AMOUNT         VALUE
   TYPE OF SECURITY, SERIES                                           RATE            DATE            ($ X 1,000)      ($ X 1,000)
CALIFORNIA DEPT OF WATER RESOURCES
  Power Supply RB Series 2002A                                        5.75%     05/01/17                    3,000            3,366
CALIFORNIA EDUCATIONAL FACILITIES AUTH
  RB (California College of Arts and Crafts) Series 2001              5.75%     06/01/25                    1,800            1,915
  RB (Pepperdine University) Series 2000                              5.75%     09/15/30 (b)                3,000            3,147
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
  Refunding RB (Cedars-Sinai Medical Center) Series 2005              5.00%     11/15/27                    4,000            4,224
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
  RB (The J. David Gladstone Institutes) Series 2001                  5.50%     10/01/19                    1,250            1,352
CALIFORNIA STATE PUBLIC WORKS BOARD
  Lease RB (Dept of Corrections) Series 2003                          5.50%     06/01/17                    6,970            7,791
  Lease Refunding RB (Dept of Health Services-Richmond
  Laboratory) Series 2005K                                            5.00%     11/01/24                    3,000            3,211
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
  Collateralized RB Series 2001A                                      7.00%     04/20/36 (b)                4,000            4,633
  COP (Internext Group) Series 1999                                   5.38%     04/01/17                    4,720            4,848
  RB (Huntington Memorial Hospital) Series 2005                       5.00%     07/01/18                    6,190            6,612
CLOVERDALE COMMUNITY DEVELOPMENT AGENCY
  Tax Allocation Refunding Bonds (Cloverdale Redevelopment
  Project)                                                            5.00%     08/01/31 (b)                2,330            2,499
  Tax Allocation Refunding Bonds (Cloverdale Redevelopment
  Project)                                                            5.00%     08/01/36 (b)                3,520            3,767
COLTON PUBLIC FINANCE AUTH
  Special Tax RB Series 1996                                          5.45%     09/01/19 (b)                3,020            3,083
CONTRA COSTA CNTY PUBLIC FINANCING AUTH
  Tax Allocation RB Series 2003A                                      5.63%     08/01/33                    5,000            5,335
EAST BAY MUNICIPAL UTILITY DISTRICT
  Water System Subordinated RB Series 1998                            5.25%     06/01/19                    2,600            2,694
ESCONDIDO
  Revenue COP Series 2000A                                            6.00%     09/01/31 (b)                1,885            2,060
FONTANA REDEVELOPMENT AGENCY
  Tax Allocation Refunding Bonds (Jurupa Hills
  Redevelopment) Series 1997A                                         5.50%     10/01/19                    3,500            3,612
FOOTHILL-EASTERN TRANSPORTATION CORRIDOR AGENCY
  Toll Road Refunding RB Series 1999                                  5.13%     01/15/19 (b)                5,000            5,287
GOLDEN STATE TOBACCO SECURITIZATION CORP
  Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A         5.00%     06/01/19                    2,500            2,557
HUNTINGTON BEACH
  Lease RB (Capital Improvement Financing) Series 2000A               5.50%     09/01/20 (b)                1,500            1,602
INGLEWOOD REDEVELOPMENT AGENCY
  Tax Allocation Refunding Bonds (Merged Redevelopment)
  Series 1998A                                                        5.25%     05/01/16 (b)                1,000            1,129
LANCASTER REDEVELOPMENT AGENCY
  Combined Redevelopment Project Areas (Housing Programs)
  Subordinate Tax Allocation Refunding Bonds Series 2003              4.75%     08/01/33 (b)                2,000            2,101
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
  Lease RB (Vermont Manchester Social Services) Series 2005           5.00%     09/01/17 (b)                2,310            2,529
LOS ANGELES DEPT OF WATER AND POWER
  Power System RB Series 2005A                                        5.00%     07/01/35 (b)                4,000            4,300
  Water System RB Series 2006A2                                       5.00%     07/01/35 (b)                3,000            3,246

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                             MATURITY          FACE AMOUNT         VALUE
   TYPE OF SECURITY, SERIES                                           RATE            DATE            ($ X 1,000)      ($ X 1,000)
LOS ANGELES UNIFIED SD
  Bonds (Election of 2005) Series C                                   5.00%     07/01/26 (b)                2,000            2,178
  GO Bonds (Election of 2004) Series F                                4.75%     07/01/27 (b)                4,000            4,227
LYNWOOD PUBLIC FINANCING AUTH
  Lease Refunding RB (Public Capital Improvement) Series 2003         5.00%     09/01/18 (b)                1,000            1,076
MONTCLAIR FINANCING AUTH
  Lease RB (Public Facilities) Series 2005                            4.60%     10/01/25 (b)                2,000            2,072
OAKLAND JOINT POWER FINANCING AUTH
  Reassessment RB Series 1999                                         5.50%     09/02/24                      990            1,047
OAKLAND REDEVELOPMENT AGENCY
  Subordinated Tax Allocation Bonds (Central District
  Redevelopment) Series 2003                                          5.50%     09/01/14 (b)                1,615            1,797
RIVERSIDE CNTY PUBLIC FINANCE AUTH
  Tax Allocation RB (Jurupa Valley, Desert Communities and
  Interstate 215 Corridor Redevelopments) Series 2006A                4.75%     10/01/35 (b)                4,000            4,185
  Tax Allocation RB (Riverside Cnty Redevelopment) Series 1997A       5.63%     10/01/33                      905              923
SACRAMENTO FINANCE AUTH
  Capital Improvement RB Series 1999                                  5.88%     12/01/29 (b)                3,000            3,264
  Lease RB (Cal EPA Building) Series 1998A                            5.25%     05/01/19 (b)                1,575            1,639
  Tax Allocation RB Series 2005A                                      5.00%     12/01/34 (b)                2,615            2,801
SAN DIEGO CNTY
  COP (Burnham Institute for Medical Research) Series 2006            5.00%     09/01/34                    5,000            5,135
SAN DIEGO REDEVELOPMENT AGENCY
  Subordinate Tax Allocation Bonds (Horton Plaza
  Redevelopment) Series 2000                                          5.80%     11/01/21                    2,500            2,669
SAN FRANCISCO AIRPORTS COMMISSION
  Second Series Refunding RB (San Francisco International
  Airport) Series 30                                                  5.00%     05/01/17 (b)                3,680            3,969
SAN FRANCISCO BAY AREA RAPID TRANSIT
  Sales Tax RB Series 1999                                            5.50%     07/01/26 (b)                1,000            1,061
  Sales Tax RB Series 1999                                            5.50%     07/01/34 (b)                2,500            2,652
SAN FRANCISCO STATE UNIVERSITY
  Student Housing RB (Auxiliary Organization) Series 1999             5.20%     07/01/19                    1,150            1,194
SAN LUIS OBISPO CNTY FINANCE AUTH
  RB (Lopez Dam Improvement) Series 2000A                             5.38%     08/01/24 (b)                1,000            1,065
SANTA ANA UNIFIED SD
  GO Bonds (Election of 1999) Series 2000                             5.70%     08/01/29 (b)                6,000            6,532
SANTA CLARA CNTY FINANCING AUTH
  Lease RB (VMC Facility) Series 1994A                                7.75%     11/15/10 (b)                1,460            1,685
SANTA CLARA REDEVELOPMENT AGENCY
  Tax Allocation Refunding RB (Bayshore North)                        7.00%     07/01/10 (b)                1,240            1,330
SOUTH ORANGE CNTY PUBLIC FINANCING AUTH
  Special Tax RB Series 1999A                                         5.25%     08/15/18 (b)                3,095            3,256
TAFT CITY ELEMENTARY SD
  GO Bonds Series 2001A                                               4.90%     08/01/20 (b)                1,080            1,150
TRI-CITY HOSPITAL DISTRICT
  Refunding RB Series 1996A                                           5.63%     02/15/17 (b)                1,000            1,014
TRUCKEE PUBLIC FINANCING AUTH
  Lease RB Series 2000A                                               5.88%     11/01/25 (b)                1,490            1,586
WEST BASIN WATER DISTRICT
  COP Refunding RB (1992 Projects) Series 1997A                       5.50%     08/01/22 (b)                1,000            1,022

SCHWAB CALIFORNIA LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                             MATURITY          FACE AMOUNT         VALUE
   TYPE OF SECURITY, SERIES                                           RATE            DATE            ($ X 1,000)      ($ X 1,000)
WHITTIER
  RB (Presbyterian Intercommunity Hospital) Series 2002               5.60%     06/01/22                    2,000            2,118
                                                                                                                       -----------
TOTAL LONG-TERM INVESTMENTS
 (COST $183,438)                                                                                                           192,886

SHORT-TERM INVESTMENTS 6.8% OF NET ASSETS

CALIFORNIA 6.8%
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA DEPT OF WATER RESOURCES
  Power Supply RB Series 2002B2                                       3.23%     12/04/06 (a)(b)             3,275            3,275
CALIFORNIA ECONOMIC RECOVERY
  Series 2004C-1                                                      3.68%     12/01/06 (a)                1,000            1,000
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
  Insured RB (Rand Corp) Series 2002B                                 3.47%     12/01/06 (a)(b)             2,550            2,550
ORANGE CNTY SANITATION DISTRICT
  Refunding COP Series 2000A                                          3.37%     12/01/06 (a)(c)             5,000            5,000
  Refunding COP Series 2000B                                          3.37%     12/01/06 (a)(c)             1,790            1,790
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
  Water RB Series 2000B3                                              3.55%     12/01/06 (a)(c)               700              700
                                                                                                                       -----------
TOTAL SHORT-TERM INVESTMENTS
 (COST $14,315)                                                                                                             14,315
----------------------------------------------------------------------------------------------------------------------------------


END OF INVESTMENTS.

At November 30, 2006, the tax basis cost of the fund's investment was $197,752, and the unrealized appreciation and depreciation were $9,464 and ($15), respectively,with a net appreciaton of $9,449.

 (a) Variable-rate security.
 (b) Credit-enhanced security.
 (c) Liquidity-enhanced security.

 COP - Certificate of participation
 GO  - General obligation
 HFA - Housing Finance Agency
 RB  - Revenue bond

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2006, (Unaudited)


The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 92.2%  LONG-TERM INVESTMENTS                             95,969          97,320

  6.5%  SHORT-TERM INVESTMENTS                             6,893           6,903
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                                102,862         104,223

  1.3%  OTHER ASSETS AND LIABILITIES                                       1,381
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       105,604

ISSUER
PROJECT                                                                          MATURITY              FACE AMOUNT          VALUE
   TYPE OF SECURITY, SERIES                                          RATE          DATE                ($ X 1,000)       ($ X 1,000)
LONG-TERM INVESTMENTS  92.2% OF NET ASSETS

CALIFORNIA 89.3%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
   Refunding COP Series 2001A                                        5.38%       12/01/09 (b)                5,000             5,283
CALIFORNIA
   Economic Recovery Bonds Series 2004A                              5.25%       07/01/14 (b)                3,000             3,342
   GO Bonds Series 1998                                              5.50%       12/01/11 (b)                1,665             1,821
   GO Bonds Series 2002                                              5.25%       02/01/11                    3,500             3,729
   GO Refunding Bonds Series 2002                                    5.00%       02/01/12 (b)                4,000             4,290
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                      5.50%       05/01/10                    1,315             1,398
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
   RB (Kaiser Permanente) Series 1998B                               5.00%       10/01/08                    2,500             2,571
   Refunding RB (Cedars-Sinai Medical Center) Series 2005            5.00%       11/15/16                    2,000             2,160
CALIFORNIA PUBLIC WORKS BOARD
   Lease RB (UCLA Replacement Hospitals) Series 2002A                4.75%       10/01/09 (b)                3,005             3,103
   Lease Refunding RB (Regents of the University of California)
   Series 1998A                                                      5.25%       12/01/07                    2,000             2,035
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   Pollution Control Refunding RB (Southern California Edison Co)
   Series C                                                          4.25%       11/01/16 (a)(b)             1,500             1,564
FREMONT UNION HIGH SD
   GO Bonds (Election of 1998) Series 2000B                          5.75%       09/01/08 (b)                1,520             1,580

GOLDEN STATE TOBACCO SECURITIZATION CORP
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A       5.00%       06/01/19                    4,500             4,604

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                          MATURITY              FACE AMOUNT          VALUE
   TYPE OF SECURITY, SERIES                                          RATE          DATE                ($ X 1,000)       ($ X 1,000)
INTERMODAL CONTAINER TRANSFER FACILITY JOINT POWERS AUTH
   Refunding RB Series 1999A                                         5.00%       11/01/08 (b)                1,210             1,245
   Refunding RB Series 1999A                                         5.00%       11/01/09 (b)                1,375             1,435
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
   Capital Grant Receipts RB (Gold Line Eastside Extension)
   Series 2005A                                                      5.00%       10/01/11 (b)                4,000             4,230
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
   Lease RB (Vermont Manchester Social Services) Series 2005         5.00%       09/01/14 (b)                1,995             2,186
   Subordinate Lien Tax Allocation Bonds (Bunker Hill)
   Series 2004                                                       4.00%       03/01/10                    1,950             1,932
LOS ANGELES STATE BUILDING AUTH
   Lease Refunding RB (California Dept of General Services)
   Series 1993A                                                      5.63%       05/01/11 (b)                3,500             3,738
LOS ANGELES UNIFIED SD
   GO Bonds (Election of 1997) Series 2000D                          5.50%       07/01/10                    4,000             4,269
   GO Refunding Bonds Series 2006B                                   5.00%       07/01/16 (b)                2,000             2,230
MARINA JOINT POWERS FINANCING AUTH
   M/F Housing RB (Abrams B Apts Financing) Series 2006              3.90%       11/15/16 (a)(b)             5,000             5,025
NATOMAS UNION SD
   COP Series B                                                      5.00%       02/01/10 (a)(b)             1,865             1,943
OAKLAND
   Refunding COP (Oakland Museum) Series 2002A                       5.00%       04/01/10 (b)                2,015             2,114
   Refunding COP (Oakland Museum) Series 2002A                       5.00%       04/01/11 (b)                1,460             1,551
OCEANSIDE COMMUNITY DEVELOPMENT COMMISSION
   M/F Rental Housing Refunding RB (Vista Del Oro Apts)
   Series 2001A                                                      4.45%       10/01/11 (a)(b)             1,250             1,283
ORANGE CNTY
   Recovery COP Series 1996A                                         6.00%       07/01/08 (b)                3,000             3,119
REDDING JOINT POWERS FINANCING AUTH
   Electric System RB Series 1996A                                   5.50%       06/01/11 (b)                2,000             2,038
RIVERSIDE
   COP (Capital Improvements Projects) Series 2003                   5.00%       09/01/14 (b)                1,470             1,604
   COP (Capital Improvements Projects) Series 2003                   5.00%       09/01/15 (b)                1,545             1,676
RIVERSIDE CNTY ASSET LEASE CORP
   Leasehold RB (Riverside Cnty Hospital) Series 2003A               5.00%       06/01/09 (b)                2,555             2,641
SAN BERNARDINO CNTY
   M/F Housing Refunding RB Series 2001A                             4.45%       05/01/31 (b)                1,300             1,343
SAN DIEGO UNIFIED SD
   GO Bonds (Election of 1998-Series F) Series 2004                  5.00%       07/01/15 (b)                1,095             1,200
SAN FRANCISCO STATE UNIVERSITY
   Student Housing RB (Auxiliary Organization) Series 1999           5.00%       07/01/08                      400               406
SAN JOSE REDEVELOPMENT AGENCY
   Tax Allocation Bonds (Merged Area Redevelopment) Series 2002      4.00%       08/01/10 (b)                5,000             5,101
SANTA CLARA CNTY FINANCING AUTH
   Lease RB (VMC Facility) Series 1994A                              7.75%       11/15/10 (b)                1,000             1,154
VERNON
   Electric System RB (Malburg Generating Station) Series 2003C      5.00%       04/01/11 (b)                1,320             1,347
   Electric System RB (Malburg Generating Station) Series 2003C      5.25%       04/01/15 (b)                1,905             1,951
                                                                                                                         -----------
                                                                                                                              94,241

SCHWAB CALIFORNIA SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued


ISSUER
PROJECT                                                                          MATURITY              FACE AMOUNT          VALUE
   TYPE OF SECURITY, SERIES                                          RATE          DATE                ($ X 1,000)       ($ X 1,000)
PUERTO RICO 2.9%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO ELECTRIC POWER AUTH
   Refunding RB Series CC                                            5.50%       07/01/08 (b)                3,000             3,079
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
   (COST $95,969)                                                                                                             97,320

SHORT-TERM INVESTMENTS 6.5% OF NET ASSETS

CALIFORNIA 6.5%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA CNTY
   COP (Refunding and Capital Projects) Series 1998A                 5.00%       12/01/06 (b)                3,480             3,480
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   RB (Kaiser Permanente) Series 2002D                               4.35%       03/01/07 (a)                2,000             2,003
LOS ANGELES COMMUNITY REDEVELOPMENT AGENCY
   Pooled Financing Refunding Bonds Series F                         5.00%       09/01/07 (b)                  810               819
SAN FRANCISCO BAY AREA TRANSIT FINANCING AUTH
   Bridge Toll Notes Series 1999                                     5.00%       02/01/07                      500               501
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
   Water RB Series 2000B3                                            3.55%       12/01/06 (a)(c)               100               100
                                                                                                                         -----------
                                                                                                                               6,903
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $6,893)                                                                                                               6,903

END OF INVESTMENTS.


At November 30, 2006, the tax basis cost of the fund's investments was $102,848, and the unrealized appreciation and depreciation was $1,544 and ($169), respectively, with a net appreciation of $1,375.

 (a) Variable-rate security.
 (b) Credit-enhanced security.
 (c) Liquidity-enhanced security.

 COP - Certificate of participation
  GO - General obligation
  RB - Revenue bond

SCHWAB INVESTMENTS
SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 31.0%  LONG-TERM INVESTMENTS                            276,301         278,299
 67.1%  SHORT-TERM INVESTMENTS                           601,045         601,345
--------------------------------------------------------------------------------
 98.1%  TOTAL INVESTMENTS                                877,346         879,644
  1.9%  OTHER ASSETS AND LIABILITIES                                      16,734
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       896,378

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)

LONG-TERM INVESTMENTS 31.0% OF NET ASSETS

CALIFORNIA
27.9%
------------------------------------------------------------------------------------------------------------------------------------
BAY AREA TOLL AUTH
   San Francisco Bay Area Toll Bridge RB Series 2006F                 5.00%     04/01/09 (e)                   5,815           6,018
CALIFORNIA
   Economic Recovery Bonds Series 2004A                               5.25%     07/01/13 (e)                  35,000          38,524
   Federal Highway Grant Anticipation Bonds Series 2004A              5.00%     02/01/08 (b)(e)                1,360           1,384
   GO Refunding Bonds Series 2005                                     5.00%     05/01/12 (e)                   7,065           7,561
   Various Purpose GO Refunding Bonds Series 2004                     5.25%     12/01/12 (b)(e)                7,035           7,715
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                       5.50%     05/01/08 (e)                  20,845          21,423
   Power Supply RB Series 2002A                                       5.50%     05/01/09 (e)                   2,000           2,092
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
   RB (Catholic Healthcare West) Series 2005G                         5.00%     07/01/09 (e)                   1,755           1,809
   RB (Catholic Healthcare West) Series 2005G                         5.00%     07/01/10 (e)                   2,000           2,082
   Refunding RB (Cedars-Sinai Medical Center) Series 2005             5.00%     11/15/08 (e)                   1,000           1,027
   Refunding RB (Cedars-Sinai Medical Center) Series 2005             5.00%     11/15/10 (e)                   2,035           2,134
CALIFORNIA STATE PUBLIC WORKS BOARD
   Lease RB (Butterfield State Office Complex) Series 2005A           5.00%     06/01/08 (e)                   4,515           4,615
   Lease RB (Butterfield State Office Complex) Series 2005A           5.00%     06/01/09 (e)                   1,940           2,007
   Lease RB (Dept of Corrections-California State Prison-Kern
   Cnty at Delano II) Series 2003C                                    5.00%     06/01/12 (e)                   5,000           5,343
   Lease Refunding RB (Dept of Corrections) Series 2004D              4.50%     12/01/07 (b)(e)                3,550           3,588
   Lease Refunding RB (The Trustees of the California State
   University) Series 1996A                                           5.50%     10/01/14 (b)(e)                4,125           4,208

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
CALIFORNIA STATE UNIVERSITY CHANNEL ISLANDS FINANCING AUTH
   RB (Rental Housing) Series 2001                                    3.15%     08/01/08 (a)(b)(e)             5,105           5,065
CALIFORNIA STATE UNIVERSITY TRUSTEES
   Trustees Systemwide RB Series 2005C                                4.00%     11/01/08 (e)                   2,050           2,066
   Trustees Systemwide RB Series 2005C                                4.00%     11/01/09 (e)                   3,015           3,050
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   Pollution Control Refunding RB (Southern California
   Edison Co) Series A                                                4.10%     04/01/13 (a)(b)(e)             2,000           2,055
   RB (Daughters of Charity Health System) Series 2005F               5.00%     07/01/08 (e)                   1,240           1,261
   RB (Daughters of Charity Health System) Series 2005F               5.00%     07/01/09 (e)                   3,065           3,147
   RB (Daughters of Charity Health System) Series 2005F               5.00%     07/01/10 (e)                   2,455           2,547
   RB (Daughters of Charity Health System) Series 2005G               5.25%     07/01/11 (e)                     950           1,004
   RB (Huntington Memorial Hospital) Series 2005                      5.00%     07/01/09 (e)                   3,250           3,358
   RB (Kaiser Permanente) Series 2002E                                4.70%     06/01/09 (a)(e)                5,355           5,467
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts,
   Phase II) Series 2004                                              5.50%     05/15/08                         400             410
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts,
   Phase II) Series 2004                                              5.50%     05/15/09                         660             686
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts,
   Phase II) Series 2004                                              5.50%     05/15/10 (e)                     900             949
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts,
   Phase II) Series 2004                                              5.50%     05/15/11 (e)                   1,160           1,239
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts,
   Phase II) Series 2004                                              5.50%     05/15/12 (e)                   1,450           1,567
CHULA VISTA PUBLIC FINANCING AUTH
   Refunding RB Series 2005A                                          4.00%     09/01/12 (b)(e)                2,980           3,072
DEL MAR RACE TRACK AUTH
   RB Series 2005                                                     5.00%     08/15/08                         550             560
   RB Series 2005                                                     5.00%     08/15/09                         500             514
GOLDEN STATE TOBACCO SECURITIZATION CORP
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B        5.63%     06/01/38 (e)                  19,000          21,279
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2003B        5.50%     06/01/43 (e)                  12,500          13,909
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A        5.00%     06/01/16                         585             589
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A        5.00%     06/01/17 (e)                   5,500           5,541
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A        5.00%     06/01/18 (e)                   4,190           4,260
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A        5.00%     06/01/19                       5,000           5,115
IMPERIAL REDEVELOPMENT AGENCY
   Subordinate Tax Allocation Notes Series 2006                       4.50%     12/01/11 (e)                   2,000           2,007
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
   Sales Tax RB (Prop C) Second Sr Series 2004A                       5.00%     07/01/10 (b)(e)                3,390           3,573
   Sales Tax Refunding RB (Prop A) First Tier Sr Series 2003A         5.00%     07/01/10 (b)(e)                1,180           1,244
   Sales Tax Refunding RB (Prop C) Second Sr Series 1998A             5.50%     07/01/10 (b)(e)                2,485           2,661
LOS ANGELES CNTY PUBLIC WORKS FINANCING AUTH
   Lease Refunding RB (2005 Master Refunding) Series A                5.00%     12/01/08 (b)(e)                1,000           1,031
NATOMAS UNION SD
   COP Series B                                                       5.00%     02/01/10 (a)(b)               14,575          15,187

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
ORANGE CNTY PUBLIC FINANCING AUTH
   Lease Refunding RB Series 2005                                     5.00%     07/01/10 (b)(e)                7,155           7,530
ORANGE CNTY SANITATION DISTRICT
   Refunding COP Series 2000A                                         3.37%     12/01/06 (a)(c)                3,190           3,190
PERRIS PUBLIC FINANCING AUTH
   2006 Tax Allocation RB                                             4.40%     10/01/10 (e)                     480             484
   2006 Tax Allocation RB                                             4.55%     10/01/11 (e)                     520             527
   2006 Tax Allocation RB                                             4.65%     10/01/12 (e)                     545             555
SACRAMENTO MUNICIPAL UTILITY DISTRICT
   Electric Refunding RB Series 1997L                                 5.00%     07/01/11 (b)(e)                2,500           2,571
SAN DIEGO CNTY
   COP (Burnham Institute for Medical Research) Series 2006           5.00%     09/01/09 (e)                   1,085           1,117
   COP (Burnham Institute for Medical Research) Series 2006           5.00%     09/01/10 (e)                   1,000           1,035
SANTA BARBARA REDEVELOPMENT AGENCY
   Tax Allocation Refunding Bonds (Central City Redevelopment)
   Sr Series 1995A                                                    6.00%     03/01/08 (b)(e)                2,490           2,542
SANTA CLARA
   Insurance Funding Bonds Series 1987                                3.00%     04/01/08 (a)(b)(e)             5,000           4,970
                                                                                                                         -----------
                                                                                                                             250,464

PUERTO RICO 3.1%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO
   Public Improvement Refunding Bonds Series 2003C                    5.00%     07/01/08 (a)(e)                4,800           4,874
   Public Improvement Refunding Bonds Series 2003C                    5.00%     07/01/08 (a)(b)(e)            19,250          19,654
   Public Improvement Refunding GO Bonds Series 2003C                 4.25%     07/01/08 (a)(b)(e)             3,275           3,307
                                                                                                                         -----------
                                                                                                                              27,835
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
   (COST $276,301)                                                                                                           278,299

SHORT-TERM INVESTMENTS 67.1% OF NET ASSETS

CALIFORNIA 51.4%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
   Economic Recovery Bonds Series 2004B2                              5.00%     07/01/07 (a)(e)               13,250          13,367
   Economic Recovery Bonds Series 2004B4                              3.00%     07/01/07 (a)(e)                1,000             998
   Economic Recovery Bonds Series 2004C6                              3.47%     12/01/06 (a)(b)                8,040           8,040
   GO Bonds                                                           3.55%     12/07/06 (a)(c)(e)            14,860          14,860
   GO Bonds                                                           3.55%     12/07/06 (a)(c)               23,390          23,390
   GO Bonds Series 2003D                                              3.49%     04/12/07 (a)                   5,000           5,000
   GO Bonds Series 2003D4                                             3.29%     02/01/07 (a)                  10,000          10,000
   Various Purpose GO Bonds                                           3.55%     12/07/06 (a)(c)               29,000          29,000
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002B2                                      3.23%     12/04/06 (a)(b)                1,775           1,775
   Power Supply RB Series 2002B4                                      3.47%     12/01/06 (a)(b)                3,000           3,000

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
   Power Supply RB Series 2005F4                                      3.55%     12/01/06 (a)(b)                1,500           1,500
CALIFORNIA HEALTH FACILITIES FINANCE AUTH
   Insured Health Facility RB (Catholic Healthcare West)
   Series 2004E                                                       3.45%     12/07/06 (a)(b)               33,225          33,225
CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
   RB (J. David Gladstone Institutes) Series 2001                     4.00%     10/01/07 (e)                   2,000           2,003
   RB (The Colburn School) Series 2006B                               3.20%     12/07/06 (a)(b)               32,000          32,000
CALIFORNIA STATE PUBLIC WORKS BOARD
   Lease RB (Butterfield State Office Complex) Series 2005A           5.00%     06/01/07 (e)                   3,285           3,309
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   COP (Eskaton Properties Inc Obligated Group)                       3.85%     12/07/06 (a)(b)               13,600          13,600
   RB (Chadwick School) Series 2002                                   2.25%     12/01/06 (a)(b)(e)             7,780           7,780
   RB (Kaiser Permanente) Series 2002D                                4.35%     03/01/07 (a)(e)               11,610          11,629
   RB (Kaiser Permanente) Series 2004G                                2.30%     05/01/07 (a)                   2,425           2,408
   Student Housing RB (CHF-Irvine LLC-UCI East Campus Apts,
   Phase II) Series 2004                                              5.50%     05/15/07                         360             363
CHULA VISTA INDUSTRIAL DEVELOPMENT
   Refunding RB (San Diego Gas and Electric Co) Series 2006A          3.35%     12/05/06 (a)(b)               46,025          46,025
CONTRA COSTA WATER DISTRICT
   Refunding RB Series N                                              3.48%     12/07/06 (a)(b)(c)(d)         10,210          10,210
DEL MAR RACE TRACK AUTH
   RB Series 2005                                                     5.00%     08/15/07                         250             252
DIAMOND BAR PUBLIC FINANCING AUTH
   Lease RB (Community/Senior Center) Series 2002A                    3.55%     12/06/06 (a)(b)                3,890           3,890
EAST BAY MUNICIPAL UTILITY DISTRICT
   Wastewater System Subordinated Refunding RB Series 2003B           3.30%     12/06/06 (a)(b)(c)             6,655           6,655
LOS ANGELES CNTY METROPOLITAN TRANSPORTATION AUTH
   Second Subordinate Sales Tax Revenue CP Series A                   3.48%     03/07/07 (b)                   8,000           7,999
LOS ANGELES CNTY PUBLIC WORKS FINANCING AUTH
   Lease Refunding RB (2005 Master Refunding) Series A                4.00%     12/01/06 (b)(e)               10,000          10,000
ORANGE CNTY
   Apartment Development Refunding RB (Vintage Woods)
   Series 1998H                                                       3.37%     12/07/06 (a)(b)                3,500           3,500
PITTSBURG REDEVELOPMENT AGENCY
   Subordinate Tax Allocation Bonds (Los Medanos Community
   Development) Series 2004A                                          3.50%     12/01/06 (a)(b)(c)             3,300           3,300
RANCHO CALIFORNIA WATER DISTRICT FINANCING AUTH
   RB Series 2001B                                                    3.27%     12/06/06 (a)(b)(c)            25,980          25,980
SAN DIEGO CNTY WATER AUTH
   CP Series 1                                                        3.48%     02/08/07 (c)                   7,500           7,499
SAN DIEGO UNIFIED SD
   2006-2007 TRAN Series A                                            4.50%     07/24/07                      25,000          25,161
SAN DIEGUITO PUBLIC FACILITIES AUTH
   Refunding RB Series 2006                                           3.65%     01/26/07 (a)(b)               20,000          20,000
SANTA CLARA VALLEY TRANSPORTATION AUTH
   Sales Tax RB (2000 Measure A) Series 2006F                         3.65%     08/07/07 (a)(b)               20,000          20,000
   Sales Tax RB (2000 Measure A) Series 2006G                         3.65%     08/06/07 (a)(b)                4,000           4,000
SONOMA CNTY JR COLLEGE DISTRICT
   GO Bonds (Election of 2002) Series B                               3.48%     12/07/06 (a)(b)(c)(d)          4,985           4,985
SOUTHERN CALIFORNIA METROPOLITAN WATER DISTRICT
   Water RB Series 2000B3                                             3.55%     12/01/06 (a)(c)                2,200           2,200
   Water RB Series 2001C2                                             3.47%     12/01/06 (a)(c)                5,600           5,600

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
SOUTHERN CALIFORNIA PUBLIC POWER AUTH
   Transmission Project RB (Subordinate Refunding) Series 1991        3.31%     12/06/06 (a)(b)                8,600           8,600
TEMECULA VALLEY UNIFIED SD
   GO Refunding Bonds Series 2004                                     6.00%     08/01/07 (b)(e)                1,000           1,017
VENTURA CNTY
   2006-07 TRAN                                                       4.50%     07/02/07                      20,000          20,117
WESTERN PLACER UNIFIED SD
   COP (School Facilities) Series 2006B                               3.63%     01/01/07 (a)(b)(c)             6,000           6,008
                                                                                                                             -------
                                                                                                                             460,245

PUERTO RICO 15.7%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO
   CP Program                                                         3.90%     12/08/06                       7,391           7,391
   CP Program                                                         3.90%     12/15/06                         295             295
   CP Program                                                         3.95%     12/22/06                       9,000           9,000
   CP Program                                                         3.90%     01/11/07                       1,000           1,000
PUERTO RICO
   Public Improvement Bonds of 1996                                   4.00%     01/02/07 (a)(b)               13,000          13,000
   Public Improvement Bonds Series 2000                               3.46%     12/07/06 (a)(b)(c)(d)          3,200           3,200
   Public Improvement Bonds Series 2001A                              3.49%     12/07/06 (a)(b)(c)(d)(e)       6,635           6,635
   Public Improvement Bonds Series 2001B                              3.47%     12/07/06 (a)(b)(c)(d)          5,295           5,295
   Public Improvement Refunding Bonds Series 2002A                    3.55%     12/07/06 (a)(b)(c)(d)          4,000           4,000
   TRAN Series 2007                                                   4.50%     07/30/07 (b)                  30,000          30,186
PUERTO RICO COMMONWEALTH AQUEDUCT AND SEWER
   Refunding Bonds Series 1995                                        4.00%     01/02/07 (a)(b)               10,000          10,000
PUERTO RICO ELECTRIC POWER AUTH
   RB Series HH                                                       3.47%     12/07/06 (a)(b)(c)(d)          7,200           7,200
PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
   Subordinated RB Series 2003                                        3.46%     12/07/06 (a)(b)(c)(d)          3,800           3,800
   Transportation RB Series L                                         3.46%     12/07/06 (a)(b)(c)             5,000           5,000
   Transportation Refunding RB Series L                               3.49%     12/07/06 (a)(b)(c)(d)         12,770          12,770
PUERTO RICO PUBLIC BUILDINGS AUTH
   Government Facilities RB Series B                                  3.47%     12/07/06 (a)(b)(c)(d)          3,500           3,500
   Government Facilities Refunding RB Series J                        5.00%     01/12/07 (a)(b)               11,000          11,817
   Government Facilities Refunding RB Series K                        4.50%     07/01/07 (a)(e)                3,000           3,011
   Refunding RB Series L                                              3.48%     12/07/06 (a)(b)(c)(d)          4,000           4,000
                                                                                                                         -----------
                                                                                                                             141,100
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $601,045)                                                                                                           601,345

END OF INVESTMENTS.

At November 30, 2006 the tax basis cost of the fund's investments was $877,309 and the unrealized appreciation and depreciation were $2,902 and ($567), respectively, with a net unrealized appreciation of $2,335.

SCHWAB CALIFORNIA TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

In addition to the above, the fund held the following at November 30, 2006. All numbers are x1,000 except number of futures contracts.

                                         Number of      Contract      Unrealized
                                         Contracts       Value          Losses
FUTURES CONTRACTS

10 YEARS, SHORT, U.S. TREASURY NOTE
   expires 03/21/07                          (500)        54,594           (281)
2 YEARS, SHORT, U.S. TREASURY NOTE
   expires 03/30/07                          (200)        41,000            (75)
5 YEARS, SHORT, U.S. TREASURY NOTE
   expires 03/30/07                          (505)        53,609           (225)
                                                                      ----------
                                                                           (581)

(a) Variable-rate security.
(b) Credit-enhanced security
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $65,595 or 7.3% of net assets.
(e) All or a portion of this security is held as collateral for futures contracts and delayed delivery security

 BAN - Bond anticipation note
 COP - Certificate of participation
  GO - General obligation
 RAN - Revenue anticipation note
  RB - Revenue bond
TRAN - Tax and revenue anticipation note

SCHWAB INVESTMENTS
SCHWAB GNMA FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 96.0%  MORTGAGE-BACKED
        SECURITIES                                        35,920         35,892

  0.1%  ASSET-BACKED
        OBLIGATIONS                                           37             37

  0.5%  CORPORATE BONDS                                      186            186

  2.4%  COMMERCIAL PAPER
        & OTHER CORPORATE
        OBLIGATIONS                                          900            900

  1.5%  SHORT-TERM
        INVESTMENT                                           571            571
--------------------------------------------------------------------------------
100.5%  TOTAL INVESTMENTS                                 37,614         37,586

(0.5)%  OTHER ASSETS AND
        LIABILITIES                                                        (170)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       37,416

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
MORTGAGE-BACKED SECURITIES 96.0% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 1.2%
--------------------------------------------------------------------------------
WASHINGTON MUTUAL, INC.
  4.50%, 09/25/18                                            438             437

U.S. GOVERNMENT AGENCY MORTGAGES 94.8%
--------------------------------------------------------------------------------
FREDDIE MAC
  5.00%, 11/01/14                                            668             668
GINNIE MAE
  4.50%, 02/20/30                                            409             405
  5.00%, 02/15/18 to 06/15/35                              7,706           7,606
  5.50%, 11/15/18 to 05/20/35                             12,132          12,176
  6.00%, 04/15/28 to 01/15/35                              8,906           9,061
  6.50%, 05/15/24 to 09/20/36                              2,568           2,641
  7.00%, 11/15/23 to 08/15/31                                819             849
  7.50%, 07/15/23 to 03/15/28                                315             329
  8.00%, 09/15/07 to 08/15/09                                 97              97
  8.50%, 08/15/27 to 12/15/29                                 41              44
  9.00%, 09/20/15 to 12/20/30                              1,473           1,579
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $35,920)                                                            35,892
                                                                     -----------

ASSET-BACKED OBLIGATIONS 0.1% OF NET ASSETS

VARIABLE-RATE OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
COUNTRYWIDE ASSET-BACKED CERTIFICATES
Series 2003-2 Class M2
  6.97%, 12/26/06                                             34              34
SHARPS SP I L.L.C. NET INTEREST MARGIN TRUST
Series 2004-HE2N Class NA
  5.43%, 11/25/06 (b)                                          3               3
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $37)                                                                    37
                                                                     -----------

CORPORATE BONDS 0.5% OF NET ASSETS

COMMUNICATIONS 0.4%
--------------------------------------------------------------------------------
IWO HOLDINGS, INC.
  9.12%, 01/15/07 (a)(c)                                     150             154

ENERGY 0.1%
--------------------------------------------------------------------------------
PREMCOR REFINING GROUP, INC.
  9.25%, 02/01/07 (a)(c)                                      31              32
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $186)                                                                  186
                                                                     -----------

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 2.4%
OF NET ASSETS

COX ENTERPRISES, INC.
  5.55%, 12/01/06                                            900             900

SHORT-TERM INVESTMENT 1.5% OF NET ASSETS

REPURCHASE AGREEMENT 1.5%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 11/30/06, due
   12/01/06 at 5.0%, with a maturity value of
   $571 (fully collateralized by Federal Home
   Loan Bank with a value of $597.)
                                                             571             571

END OF INVESTMENTS.

At November 30, 2006 the tax basis cost of the fund's investments was $37,636, and the unrealized appreciation and depreciation were $176 and ($226), respectively, with a net unrealized depreciation of ($50).

(a) Variable-rate security.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3 or 0.0% of net assets.

(c) Callable security.

SCHWAB INVESTMENTS
SCHWAB INFLATION PROTECTED FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 90.2%  U.S. GOVERNMENT
        SECURITIES                                        60,384          61,017

  5.8%  CORPORATE BONDS                                    3,881           3,895

  2.2%  COMMERCIAL PAPER
        & OTHER CORPORATE
        OBLIGATIONS                                        1,500           1,500

  0.4%  SHORT-TERM
        INVESTMENT                                           296             296
--------------------------------------------------------------------------------
 98.6%  TOTAL INVESTMENTS                                 66,061          66,708

  1.4%  OTHER ASSETS AND
        LIABILITIES                                                          924
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        67,632

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
U.S. GOVERNMENT SECURITIES 90.2% OF NET ASSETS

U.S. TREASURY OBLIGATIONS 90.2%
--------------------------------------------------------------------------------
U.S. TREASURY INFLATION PROTECTED SECURITY
   3.38%, 01/15/07                                         7,045           6,993
   3.63%, 01/15/08                                         3,768           3,799
   3.88%, 01/15/09                                         1,237           1,274
   4.25%, 01/15/10                                         3,619           3,834
   3.50%, 01/15/11                                         3,498           3,677
   2.38%, 04/15/11                                         7,464           7,507
   3.38%, 01/15/12                                         1,143           1,208
   3.00%, 07/15/12                                         3,386           3,532
   1.88%, 07/15/13                                         1,105           1,084
   1.88%, 07/15/15                                         6,782           6,633
   2.00%, 01/15/16                                         4,601           4,540
   2.50%, 07/15/16                                         2,010           2,071
   2.00%, 01/15/26                                        12,883          12,620
   3.63%, 04/15/28                                           627             792
   3.38%, 04/15/32                                         1,143           1,453
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $60,384)                                                            61,017

CORPORATE BONDS 5.8% OF NET ASSETS

FINANCE 3.3%
--------------------------------------------------------------------------------
BANKING 3.0%

BAYERISCHE LANDESBANK GIROZENTRALE
   4.92%, 02/16/07 (a)                                     1,000             994
CITIBANK KOREA, INC.
   4.68%, 06/18/08 (a) (b)                                   500             507
HUBCO CAPITAL TRUST I, SERIES B
   8.98%, 02/01/27 (b)                                       200             210
MIZUHO JGB INVESTMENT LLC
   9.87%, 06/30/08 (a) (b) (c)                               200             213
SOVEREIGN CAPITAL TRUST I
   9.00%, 04/01/27 (b)                                       100             105
                                                                     -----------
                                                                           2,029

INSURANCE 0.3%

MARSH & MCLENNAN COS., INC.
   5.51%, 01/16/07 (a)                                       200             200
                                                                     -----------
                                                                           2,229
INDUSTRIAL 2.0%
--------------------------------------------------------------------------------
COMMUNICATIONS 0.5%

NEXTEL PARTNERS, INC.
   8.13%, 07/01/11 (b)                                       100             105
ROGERS WIRELESS COMMUNICATIONS, INC.
   8.52%, 12/15/06 (a) (b) (c)                               200             204
US UNWIRED, INC.
   10.00%, 06/15/12 (b)                                       50              55
                                                                     -----------
                                                                             364

CONSUMER CYCLICAL 1.2%

CAESARS ENTERTAINMENT, INC.
   9.38%, 02/15/07 (b)                                       100             101
CUMMINS, INC.
   9.50%, 12/01/10 (b)                                       200             210
D.R. HORTON, INC.
   8.50%, 04/15/12 (b)                                       100             105
DAIMLERCHRYSLER NA HOLDING CORP.
   5.64%, 12/07/07 (a)                                       200             200
FORD MOTOR CREDIT CO.
   6.50%, 01/25/07                                           100             100
MGM MIRAGE, INC.
   9.75%, 06/01/07 (b)                                       100             102
                                                                     -----------
                                                                             818

ENERGY 0.3%

PREMCOR REFINING GROUP, INC.
   9.25%, 02/01/10 (b)                                       175             184
                                                                     -----------
                                                                           1,366

SCHWAB INFLATION PROTECTED FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
UTILITIES 0.5%
--------------------------------------------------------------------------------

ELECTRIC 0.3%
DOMINION RESOURCES, INC.
   5.66%, 12/28/06 (a) (b)                                   200             200

NATURAL GAS 0.2%
ENERGEN CORP.
   5.72%, 02/15/07 (a) (b)                                   100             100
                                                                     -----------
                                                                             300
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $3,881)                                                              3,895

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 2.2% OF NET ASSETS

COX ENTERPRISES, INC.
   5.55%, 12/01/06                                         1,500           1,500

SHORT-TERM INVESTMENT 0.4% OF NET ASSETS

REPURCHASE AGREEMENT 0.4%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp. dated 11/30/06, due
   12/01/06 at 5%, with a maturity value of $296
   (fully collateralized by Federal Home Loan
   Bank with a value of $302).
                                                             296             296

END OF INVESTMENTS.

At November 30, 2006 the tax basis cost of the fund's investments was $66,061, and the unrealized appreciation and depreciation was $755 and ($108), respectively, with a net unrealized depreciation of $647.

(a) Variable-rate security.

(b) Callable security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $417 or 0.6% of net assets.

SCHWAB INVESTMENTS
SCHWAB LONG-TERM TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 95.5%  LONG-TERM INVESTMENTS                             84,525          88,753

  3.2%  SHORT-TERM INVESTMENTS                             3,000           3,000
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                                 87,525          91,753

  1.3%  OTHER ASSETS AND LIABILITIES                                       1,188
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                        92,941

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
LONG-TERM INVESTMENTS 95.5% OF NET ASSETS

CALIFORNIA 9.3%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA STATE PUBLIC WORKS BOARD
   Lease Refunding RB (Dept of Health Services-Richmond
   Laboratory) Series 2005K                                           5.00%     11/01/24                       2,000           2,141
GOLDEN STATE TOBACCO SECURITIZATION CORP
   Enhanced Tobacco Settlement Asset-Backed Bonds Series 2005A        5.00%     06/01/38 (b)                   4,000           4,267
OAK VALLEY HOSPITAL DISTRICT
   GO Bonds (Election of 2004) Series 2005                            5.00%     07/01/29 (b)                   2,065           2,212
                                                                                                                         -----------
                                                                                                                               8,620
COLORADO 4.8%
------------------------------------------------------------------------------------------------------------------------------------
COLORADO DEPT OF TRANSPORTATION
   RAN Series 2002B                                                   5.50%     06/15/15 (b)                   2,000           2,275
DENVER CONVENTION CENTER HOTEL AUTH
   Sr Refunding RB Series 2006                                        5.00%     12/01/30 (b)                   2,000           2,149
                                                                                                                         -----------
                                                                                                                               4,424
DISTRICT OF COLUMBIA 2.4%
------------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
   COP Series 2003                                                    5.50%     01/01/17 (b)                   2,000           2,213

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
FLORIDA 2.9%
------------------------------------------------------------------------------------------------------------------------------------
ESCAMBIA CNTY HEALTH FACILITIES AUTH
   RB (Ascension Health Credit Group) Series 1999A2                   5.75%     11/15/29 (b)                   2,500           2,672

GEORGIA 1.4%
------------------------------------------------------------------------------------------------------------------------------------
FULTON CNTY DEVELOPMENT AUTH
   RB (Tuff Morehouse) Series 2002A                                   5.50%     02/01/22 (b)                   1,180           1,292

ILLINOIS 2.3%
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO
   Chicago O'Hare International Airport General Airport
   Third Lien RB Series 2005A                                         5.00%     01/01/29 (b)                   2,000           2,145

INDIANA 1.1%
------------------------------------------------------------------------------------------------------------------------------------
MARION CNTY CONVENTION AND RECREATIONAL FACILITIES AUTH
   Excise Taxes Lease Refunding Sr RB Series 2001A                    5.00%     06/01/21 (b)                   1,000           1,050

KENTUCKY 1.1%
------------------------------------------------------------------------------------------------------------------------------------
JEFFERSON CNTY
   Health Facilities RB (University Medical Center)
   Series 1997                                                        5.25%     07/01/22 (b)                   1,000           1,017

LOUISIANA 2.3%
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CITIZENS PROPERTY INSURANCE CORP
   Assessment RB Series 2006B                                         5.00%     06/01/23 (b)                   2,000           2,168

MARYLAND 1.4%
------------------------------------------------------------------------------------------------------------------------------------
BALTIMORE
   Convention Center Hotel RB Sr Series 2006A                         5.25%     09/01/23 (b)                   1,000           1,114
MARYLAND HOUSING AND COMMUNITY DEVELOPMENT DEPT
   RB Series 1996A                                                    5.88%     07/01/16                         225             230
                                                                                                                         -----------
                                                                                                                               1,344
MASSACHUSETTS 2.6%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS BAY TRANSPORTATION AUTH
   Sr Sales Tax Bonds Series 2005B                                    5.50%     07/01/23 (b)                   2,000           2,393

MICHIGAN 8.9%
------------------------------------------------------------------------------------------------------------------------------------
DELTA CNTY ECONOMIC DEVELOPMENT CORP
   Environmental Improvement Refunding RB
   (MeadWestvaco-Escanaba Paper Co) Series 2002                       6.25%     04/15/27                       1,000           1,132
DETROIT
   Water Supply System Refunding Sr Lien RB Series 2003C              5.25%     07/01/16 (b)                   2,620           2,869

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
DETROIT SD
   School Building and Site Improvement Bonds Series 2005A            5.00%     05/01/17 (b)                   3,000           3,262
WAYNE CNTY COMMUNITY COLLEGE
   Improvement Bonds Series 1999                                      5.50%     07/01/19 (b)                   1,000           1,054
                                                                                                                         -----------
                                                                                                                               8,317
MISSISSIPPI 4.7%
------------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI HOSPITAL EQUIPMENT AND FACILITIES AUTH
   Refunding RB (Mississippi Baptist Medical Center)
   Series 1995                                                        6.00%     05/01/13 (b)                   2,150           2,162
WALNUT GROVE CORRECTIONAL AUTH
   COP (Walnut Grove Correctional Facility) Series 1999               6.00%     11/01/19 (b)                   2,000           2,171
                                                                                                                         -----------
                                                                                                                               4,333
NEVADA 4.8%
------------------------------------------------------------------------------------------------------------------------------------
NEVADA
   Highway Improvement (Motor Vehicle Fuel Tax) RB Series 2004        5.50%     12/01/18 (b)                   2,000           2,251
NEVADA DEPT OF BUSINESS AND INDUSTRY
   RB (Las Vegas Monorail) First Tier Series 2000                     5.63%     01/01/32 (b)                   2,000           2,165
                                                                                                                         -----------
                                                                                                                               4,416
NEW JERSEY 1.8%
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON BOARD OF EDUCATION
   Refunding School Bonds                                             5.25%     01/01/27 (b)                   1,400           1,655
NEW YORK 4.7%
------------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN TRANSPORTATION AUTH
   Refunding RB Series 2002A                                          5.50%     11/15/18 (b)                   2,000           2,222
NEW YORK CITY
   GO Bonds Fiscal 2002 Series G                                      5.75%     08/01/16                         965           1,071
   GO Bonds Fiscal 2005 Series B                                      5.25%     08/01/15                       1,000           1,103
                                                                                                                         -----------
                                                                                                                               4,396
OREGON 4.0%
------------------------------------------------------------------------------------------------------------------------------------
COLUMBIA RIVER PEOPLES' UTILITY DISTRICT
   Electric System Revenue Obligations Series 2000B                   5.50%     12/01/19 (b)                   1,180           1,267
MORROW CNTY SD
   GO Bonds Series 2001                                               5.63%     06/15/16 (b)                   2,235           2,430
                                                                                                                         -----------
                                                                                                                               3,697
PENNSYLVANIA 1.6%
------------------------------------------------------------------------------------------------------------------------------------
SENECA VALLEY UNIFIED SD
   GO Refunding Bonds Series 1998AA                                   5.15%     02/15/20 (b)                   1,500           1,525

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
RHODE ISLAND 0.0%
------------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND HOUSING AND MORTGAGE FINANCE CORP
   Homeownership Opportunity Bonds Series 10A                         6.50%     10/01/22                          20              20
TEXAS 11.1%
------------------------------------------------------------------------------------------------------------------------------------
AUSTIN COMBINED UTILITIES
   Refunding RB Series 1997                                           5.13%     11/15/16 (b)                   3,000           3,041
BRAZOS RIVER AUTH
   Refunding RB (Houston Industries) Series 1998A                     5.13%     05/01/19 (b)                   1,750           1,817
CONROE INDEPENDENT SD
   Unlimited Tax Schoolhouse and Refunding Bonds Series 1997          5.25%     02/15/21 (b)                     765             767
HARRIS CNTY
   Permanent Improvement Refunding Bonds Series 2004A                 5.00%     10/01/18                       1,885           2,037
HARRIS CNTY HOSPITAL DISTRICT
   Refunding RB Series 2000                                           6.00%     02/15/16 (b)                   1,000           1,081
TEXAS PUBLIC FINANCE AUTH
   Refunding RB (Texas Southern University) Series 1998A1             4.75%     11/01/17 (b)                   1,545           1,581
                                                                                                                         -----------
                                                                                                                              10,324
VERMONT 2.3%
------------------------------------------------------------------------------------------------------------------------------------
VERMONT EDUCATION AND HEALTH BUILDINGS FINANCING AGENCY
   Hospital RB (Fletcher Allen Health Care) Series 2000A              6.00%     12/01/23 (b)                   2,000           2,176
WASHINGTON 15.3%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY SD
   Unlimited Tax GO Bonds Series 1999                                 5.50%     12/01/17 (b)                   3,000           3,165
KENT SD NO.415
   Unlimited Tax GO Refunding Bonds Series 1993A                      5.55%     12/01/11                         500             544
KING CNTY
   Lease RB (King Street Center) Series 1997                          5.13%     06/01/17 (b)                   1,000           1,018
NORTH KITSAP SD NO.400
   Unlimited Tax GO Refunding Bonds Series 2005                       5.13%     12/01/18 (b)                   1,850           2,037
OCEAN SHORES
   Water and Sewer RB Series 2001                                     5.50%     12/01/21 (b)                   2,000           2,163
WASHINGTON HEALTH CARE FACILITIES
   RB (Catholic Health Initiatives) Series A                          6.00%     12/01/20 (b)                   3,000           3,220
   RB (Swedish Health System) Series 1998                             5.13%     11/15/18 (b)                   2,000           2,075
                                                                                                                         -----------
                                                                                                                              14,222
WISCONSIN 4.7%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN
   GO Bonds Series 2005D                                              5.00%     05/01/21                       4,000           4,334
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
   (COST $84,525)                                                                                                             88,753

SCHWAB LONG-TERM TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 3.2% OF NET ASSETS

CALIFORNIA 0.1%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002B2                                      3.68%     12/01/06 (a)(b)                  100             100
NEW YORK 1.0%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
   Water and Sewer System RB Series 1994G                             3.55%     12/01/06 (a)(b)(c)               100             100
   Water and Sewer System RB Series 1993C                             3.65%     12/01/06 (a)(b)(c)               800             800
                                                                                                                         -----------
                                                                                                                                 900
OKLAHOMA 2.1%
------------------------------------------------------------------------------------------------------------------------------------
TULSA CNTY INDUSTRIAL AUTH
   M/F Housing RB (AHF Affordable Housing Portfolio)
   Series 2003B                                                       4.35%     12/07/06 (a)                   2,000           2,000
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $3,000)                                                                                                               3,000

END OF INVESTMENTS.

At November 30, 2006, the tax basis cost of the fund's investments was $87,522, and the unrealized appreciation and depreciation was $4,231 and ($0), respectively, with a net appreciation of $4,231.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.

COP - Certificate of participation
 GO - General obligation
RAN - Revenue anticipation note
 RB - Revenue bond

SCHWAB INVESTMENTS
SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 65.4%  LONG-TERM INVESTMENTS                             73,710          74,421

 33.3%  SHORT-TERM INVESTMENTS                            38,016          37,936
--------------------------------------------------------------------------------
 98.7%  TOTAL INVESTMENTS                                111,726         112,357

  1.3%  OTHER ASSETS AND LIABILITIES                                       1,503
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                       113,860

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
LONG-TERM INVESTMENTS 65.4% OF NET ASSETS

ALABAMA 0.5%
------------------------------------------------------------------------------------------------------------------------------------
MOBILE IDB
   Pollution Control Refunding RB (International Paper Co)
   Series 1994A                                                       4.65%     12/01/11                         600             618

CALIFORNIA 0.9%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA DEPT OF WATER RESOURCES
   Power Supply RB Series 2002A                                       5.50%     05/01/10                       1,000           1,063

COLORADO 1.8%
------------------------------------------------------------------------------------------------------------------------------------
ADAMS CNTY SD NO.50
   GO Refunding Bonds Series 2004                                     4.00%     12/01/07 (b)                   2,000           2,009

DISTRICT OF COLUMBIA 1.4%
------------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
   COP Series 2006                                                    5.00%     01/01/12 (b)                   1,500           1,593

GEORGIA 3.3%
------------------------------------------------------------------------------------------------------------------------------------
ATLANTA
   Airport General Refunding RB Series 2003A                          5.00%     01/01/10 (b)                   3,660           3,812

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
INDIANA 1.9%
------------------------------------------------------------------------------------------------------------------------------------
LAKE CNTY
   First Mortgage Lease RB Series 2000                                5.25%     08/01/09 (b)                   2,040           2,127

KENTUCKY 3.2%
------------------------------------------------------------------------------------------------------------------------------------
KENTUCKY PROPERTY AND BUILDING COMMISSION
   RB Project No.71                                                   5.50%     08/01/09                       3,500           3,675

MARYLAND 1.0%
------------------------------------------------------------------------------------------------------------------------------------
BALTIMORE
   Convention Center Hotel RB Sr Series 2006A                         5.00%     09/01/13 (b)                   1,000           1,085

MASSACHUSETTS 4.2%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
   GO Refunding Bonds Series 2001A                                    5.50%     01/01/11                       2,500           2,681
   Special Obligation RB Consolidated Loan Series 2002A               5.00%     06/01/10 (b)                   2,000           2,097
                                                                                                                         -----------
                                                                                                                               4,778
MISSOURI 1.9%
------------------------------------------------------------------------------------------------------------------------------------
ST LOUIS MUNICIPAL FINANCE CORP
   Leasehold Refunding RB Series 2003                                 5.25%     07/15/10 (b)                   2,000           2,115

NEVADA 5.6%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY AIRPORT
   System Subordinate Lien RB Series 2006A                            5.00%     07/01/09                       4,625           4,784
HENDERSON
   Sr Limited Obligation Refunding Bonds (Seven Hills)
   Series 2001A                                                       4.63%     08/01/11 (b)                   1,485           1,552
                                                                                                                         -----------
                                                                                                                               6,336
NEW JERSEY 1.2%
------------------------------------------------------------------------------------------------------------------------------------
MERCER CNTY
   Refunding RB (Regional Sludge) Series 2003                         5.00%     12/15/09 (b)                   1,300           1,356

NEW YORK 8.4%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CITY
   GO Bonds Fiscal 2003 Series A                                      5.25%     08/01/09                       1,825           1,901
   GO Bonds Fiscal 2003 Series B                                      5.25%     08/01/09                       1,000           1,042
NEW YORK STATE DORMITORY AUTH
   Lease RB (State University Dormitory Facilities) Series 2003B      5.25%     07/01/13 (a)(b)                2,000           2,194
NEW YORK STATE URBAN DEVELOPMENT CORP
   State Facilities Refunding RB Series 1995                          5.60%     04/01/15                       4,000           4,450
                                                                                                                         -----------
                                                                                                                               9,587

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
NORTH CAROLINA 2.8%
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL POWER AGENCY
   RB (Catawba Electric) Series 1999A                                 5.75%     01/01/09 (b)                   3,000           3,131

OHIO 2.7%
------------------------------------------------------------------------------------------------------------------------------------
OHIO
   Higher Education Capital Facilities Bonds Series II-2001A          5.50%     12/01/08                       3,000           3,113

PENNSYLVANIA 3.8%
------------------------------------------------------------------------------------------------------------------------------------
PHILADELPHIA
   Water and Wastewater Refunding RB Series 2001B                     5.50%     11/01/11 (b)                   4,000           4,356

PUERTO RICO 1.8%
------------------------------------------------------------------------------------------------------------------------------------
PUERTO RICO HIGHWAY AND TRANSPORTATION AUTH
   Refunding RB Series H                                              5.00%     07/01/35 (b)                   2,000           2,094

TEXAS 7.5%
------------------------------------------------------------------------------------------------------------------------------------
DALLAS WATER AND SEWER UTILITIES
   Revenue Refunding and Improvement Bonds Series 2003                5.00%     10/01/10 (b)                   5,000           5,259
DENTON UTILITY SYSTEM
   Refunding and Improvement RB Series 2001                           5.00%     12/01/12 (b)                   2,030           2,133
FORT WORTH
   General Purpose Improvement and Refunding Bonds
   Series 2001                                                        5.00%     03/01/10                       1,090           1,137
                                                                                                                         -----------
                                                                                                                               8,529
WASHINGTON 11.5%
------------------------------------------------------------------------------------------------------------------------------------
NORTH KITSAP SD NO.400
   Unlimited Tax GO Refunding Bonds Series 2005                       5.13%     12/01/16 (b)                   4,650           5,157
SNOHOMISH CNTY
   Refunding Limited GO Bonds                                         4.50%     12/01/12 (b)                   1,920           1,985
WASHINGTON
   Refunding COP (Dept of Ecology) Series 2001                        4.75%     04/01/12 (b)                   1,710           1,770
WASHINGTON PUBLIC POWER SUPPLY SYSTEM
   Refunding RB (Nuclear Project No.2) Series 1993A                   5.70%     07/01/08 (b)                   4,000           4,132
                                                                                                                         -----------
                                                                                                                              13,044
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
   (COST $73,710)                                                                                                             74,421

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENTS 33.3% OF NET ASSETS

ARIZONA 4.4%
------------------------------------------------------------------------------------------------------------------------------------
ARIZONA
   Refunding COP Series 2002B                                         5.00%     09/01/07 (b)                   5,000           5,052

CALIFORNIA 1.8%
------------------------------------------------------------------------------------------------------------------------------------
ALAMEDA PUBLIC FINANCING AUTH
   RB (1997 RB Refinancing) Series 1999                               4.95%     09/02/07                       2,065           2,074

GEORGIA 2.6%
------------------------------------------------------------------------------------------------------------------------------------
GEORGIA
   GO Bonds Series 2000D                                              6.00%     10/01/07                       2,865           2,922

MICHIGAN 3.9%
------------------------------------------------------------------------------------------------------------------------------------
DETROIT
   Capital Improvement Bonds Series 2002A                             5.00%     04/01/07 (b)                   1,000           1,005
DETROIT WATER SUPPLY
   System Revenue Second Lien Bonds Series 2006B                      3.50%     12/07/06 (a)(b)(c)             2,400           2,400
UNIVERSITY OF MICHIGAN HEALTH SYSTEM
   RB Series 2005A                                                    3.61%     12/01/06 (a)                   1,000           1,000
                                                                                                                         -----------
                                                                                                                               4,405
NEW JERSEY 3.1%
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY TRANSIT CORP
   COP (Federal Transit Administration Grants) Series 2000B           5.50%     09/15/07 (b)                   3,500           3,552

NEW YORK 0.1%
------------------------------------------------------------------------------------------------------------------------------------
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
   Water and Sewer System RB Series 1993C                             3.65%     12/01/06 (a)(b)(c)               100             100

NORTH CAROLINA 4.0%
------------------------------------------------------------------------------------------------------------------------------------
CHARLOTTE
   COP (FY2004 Equipment Acquisition) Series 2004C                    4.00%     03/01/07                       2,540           2,542
NORTH CAROLINA MUNICIPAL POWER AGENCY
   RB (Catawba Electric) Series 1995A                                 5.10%     01/01/07 (b)                   2,000           2,002
                                                                                                                         -----------
                                                                                                                               4,544

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY           FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE             ($ X 1,000)     ($ X 1,000)
OKLAHOMA 1.8%
------------------------------------------------------------------------------------------------------------------------------
TULSA CNTY INDUSTRIAL AUTH
   M/F Housing RB (AHF Affordable Housing Portfolio) Series 2003B     4.35%     12/07/06 (a)             2,000           2,000

OREGON 1.5%
------------------------------------------------------------------------------------------------------------------------------
OREGON
   Refunding COP (Dept of Administrative Services) Series 2002C       5.00%     11/01/07 (b)             1,705           1,727

PENNSYLVANIA 0.9%
------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA IDA
   Economic Development RB Series 1994                                7.00%     07/01/07 (b)             1,000           1,020

SOUTH CAROLINA 2.6%
------------------------------------------------------------------------------------------------------------------------------
CHARLESTON CNTY
   RB (Care Alliance Health Services) Series 1999A                    4.25%     08/15/07 (b)             3,000           3,014

TENNESSEE 4.4%
------------------------------------------------------------------------------------------------------------------------------
CLARKSVILLE PUBLIC BUILD AUTH
   Pooled Financing RB (Tennessee Municipal Bond Fund) Series 2001    3.65%     12/01/06 (a)(b)          5,000           5,000

WISCONSIN 2.2%
------------------------------------------------------------------------------------------------------------------------------
WISCONSIN
   Master Lease COP Series 2002D                                      5.00%     09/01/07 (b)             2,500           2,526
                                                                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $38,016)                                                                                                       37,936
------------------------------------------------------------------------------------------------------------------------------

END OF INVESTMENTS.

At November 30, 2006 the tax basis cost of the fund's investments was $111,726, and the unrealized appreciation and depreciation were $957 and ($326), respectively, with a net unrealized appreciation of $631.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.

SCHWAB SHORT/INTERMEDIATE TAX-FREE BOND FUND

PORTFOLIO HOLDINGS (Unaudited) continued


 COP - Certificate of participation
  GO - General obligation
 IDA - Industrial Development Authority
 IDB - Industrial Development Board
  RB - Revenue bond
TRAN - Tax and revenue anticipation note

SCHWAB INVESTMENTS
SCHWAB SHORT-TERM BOND MARKET FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  30.5%  U.S. GOVERNMENT                                189,792         190,530
         SECURITIES

  34.5%  CORPORATE BONDS                                214,327         215,185

  27.6%  MORTGAGE-BACKED                                171,930         172,448
         SECURITIES

   3.5%  ASSET-BACKED                                    21,641          21,630
         OBLIGATIONS

   0.1%  SHORT-TERM                                         716             716
         INVESTMENTS
--------------------------------------------------------------------------------
  96.2%  TOTAL INVESTMENTS                               598,406        600,509

  16.9%  COLLATERAL INVESTED
         FOR SECURITIES ON
         LOAN                                                           105,740

(13.1)%  OTHER ASSETS AND
         LIABILITIES                                                    (81,755)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                     624,494

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
U.S. GOVERNMENT SECURITIES 30.5% OF NET ASSETS

U.S. GOVERNMENT AGENCY SECURITIES 14.4%
--------------------------------------------------------------------------------
FANNIE MAE
  4.75%, 03/01/07 (b)(d)                                 11,648           11,559
FEDERAL HOME LOAN BANK
  4.13%, 10/19/07                                        15,000           14,880
FREDDIE MAC
  6.63%, 09/15/09                                        22,000           23,099
  7.00%, 03/15/10                                        38,000           40,656
                                                                     -----------
                                                                          90,194

U.S. TREASURY OBLIGATIONS 16.1%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
  4.88%, 08/31/08 (e)                                     3,400            3,413
  3.13%, 09/15/08 (e)                                    15,000           14,620
  3.38%, 11/15/08 (e)                                     9,000            8,798
  4.38%, 11/15/08 (e)                                    24,000           23,903
  3.38%, 12/15/08 (e)                                     5,000            4,885
  3.88%, 05/15/09 (e)                                     2,000            1,970
  3.38%, 10/15/09 (e)                                    10,000            9,702
  3.50%, 12/15/09 (e)                                     8,600            8,364
  4.00%, 04/15/10 (e)                                     3,000            2,958
  3.63%, 06/15/10 (e)                                     3,250            3,164
  3.88%, 07/15/10 (e)                                     1,060            1,040
  5.75%, 08/15/10 (e)                                     4,000            4,177
  3.88%, 09/15/10 (e)                                     2,500            2,451
  4.25%, 01/15/11 (e)                                     1,750            1,737
  4.50%, 09/30/11 (e)                                     3,100            3,107
  4.75%, 10/31/11 (e)                                     6,000            6,047
                                                                     -----------
                                                                         100,336
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $189,792)                                                          190,530
                                                                     -----------

CORPORATE BONDS 34.5% OF NET ASSETS

FINANCE 17.0%
--------------------------------------------------------------------------------
BANKING 12.1%
ABBEY NATIONAL PLC
  6.70%, 06/15/08 (b)(c)                                  1,425            1,454
BANK OF SCOTLAND
  7.00%, 11/20/07 (a)(b)(c)                               1,495            1,514
BANKERS TRUST INSTITUTIONAL
  CAPITAL TRUST A
  8.09%, 12/01/26 (a)(c)(d)                               9,270            9,660
BARCLAYS BANK PLC
  8.55%, 06/15/11 (a)(b)(c)                               5,000            5,660
BBVA BANCOMER CAPITAL TRUST I
  5.38%, 07/22/10 (a)(b)(c)(d)                            2,000            1,992
BCI US FUNDING TRUST
  8.01%, 07/15/08 (a)(b)(c)                               1,100            1,143
CITIBANK KOREA, INC.
  4.68%, 06/18/13 (b)(c)                                  2,000            2,030
DEUTSCHE BANK CAPITAL TRUST
  7.17%, 12/29/06 (b)(c)                                  8,000            8,413
FIRSTAR CAPITAL TRUST I
  8.32%, 12/15/06 (b)(c)                                  9,350            9,753
HSBC CAPITAL FUNDING LP
  9.55%, 06/30/10 (a)(b)(c)                               5,000            5,695
ING CAPITAL FUNDING TRUST III
  8.44%, 12/31/10 (b)(c)                                  2,000            2,231
JP MORGAN CHASE & CO.
  5.56%, 01/02/07 (b)                                     5,000            5,025
KOREA EXCHANGE BANK
  5.00%, 06/10/10 (a)(b)(c)                               1,500            1,482
MIZUHO PREFERRED CAPITAL CO.,
  LLC
  8.79%, 06/30/08 (a)(b)(c)                               3,000            3,155
NATEXIS AMBS CO., LLC
  8.44%, 06/30/08 (a)(b)(c)                               3,000            3,143
RBS CAPITAL TRUST IV
  6.17%, 12/29/06 (b)(c)                                  4,000            4,027
SANTANDER ISSUANCES S.A
  UNIPERSONAL
  5.75%, 12/20/06 (a)(b)(c)                               3,000            3,005
SOVEREIGN BANK
  4.38%, 08/01/08 (b)(c)                                  3,800            3,750

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
UBS PREFERRED FUNDING TRUST I
  8.62%, 10/01/10 (b)(c)                                  2,000            2,234
                                                                     -----------
                                                                          75,366

BROKERAGE 0.3%
LEHMAN BROTHERS HOLDINGS INC
  5.48%, 02/16/07 (b)                                     2,000            2,001

FINANCE COMPANY 1.9%
CAPITAL ONE FINANCIAL CORP.
  5.70%, 09/15/11                                         2,000            2,046
GENERAL ELECTRIC CAPITAL CORP.
  5.49%, 12/15/06 (b)                                     4,000            4,011
ILFC E-CAPITAL TRUST I
  5.90%, 12/21/10 (a)(b)(c)(e)                            2,500            2,546
RESIDENTIAL CAPITAL CORP.
  6.47%, 01/17/07 (b)                                     3,000            3,034
                                                                     -----------
                                                                          11,637

INSURANCE 2.2%
MARSH & MCLENNAN COS., INC.
  5.51%, 01/16/07 (b)                                     4,430            4,431
OIL INSURANCE LTD.
  7.56%, 06/30/11 (a)(b)(c)                               3,000            3,145
ZFS FINANCE USA TRUST III
  6.54%, 12/15/06 (a)(b)(c)                               2,500            2,538
ZURICH CAPITAL TRUST I
  8.38%, 06/01/07 (a)(b)(c)                               3,811            4,001
                                                                     -----------
                                                                          14,115

REAL ESTATE INVESTMENT TRUST 0.5%
HEALTH CARE PROPERTY
  INVESTORS, INC.
  5.84%, 12/15/06 (b)(c)                                  1,000              999
ISTAR FINANCIAL, INC.
  5.65%, 09/15/11 (c)                                     2,000            2,017
                                                                     -----------
                                                                           3,016
                                                                     -----------
                                                                         106,135
INDUSTRIAL 14.3%
--------------------------------------------------------------------------------
BASIC INDUSTRY 0.2%
XSTRATA FINANCE DUBAI LTD.
  5.73%, 02/13/07 (a)(b)(c)                               1,000            1,001

COMMUNICATIONS 5.8%
ALAMOSA DELAWARE, INC.
  8.50%, 01/31/08 (b)(c)(d)                               4,000            4,251
AMERICA MOVIL SA DE CV
  6.01%, 01/29/07 (b)(d)                                  3,000            3,008
COMCAST CORP.
  5.45%, 11/15/10 (c)(d)                                  2,000            2,023
IWO HOLDINGS, INC.
  9.12%, 01/15/07 (b)(c)(e)                               5,485            5,622
NEXTEL PARTNERS, INC.
  8.13%, 07/01/07 (b)(c)                                  2,750            2,874
ROGERS WIRELESS
  COMMUNICATIONS, INC.
  8.52%, 12/15/06 (b)(c)                                    880              900
TCI COMMUNICATIONS, INC.
  9.80%, 02/01/12                                           630              752
TELECOM ITALIA CAPITAL SA
  4.88%, 10/01/10 (c)(e)                                  4,000            3,927
TELEFONICA EMISONES SAU
  5.69%, 12/20/06 (b)(c)                                  2,000            2,004
TELEFONOS DE MEXICO, S.A.
  4.50%, 11/19/08 (c)(d)                                  2,000            1,978
TIME WARNER ENTERTAINMENT CO.
  7.25%, 09/01/08                                         2,000            2,066
UBIQUITEL OPERATING CO.
  9.88%, 03/01/07 (b)(c)                                  1,686            1,829
US UNWIRED, INC.
  10.00%, 06/15/08 (b)(c)                                 2,450            2,707
VODAFONE GROUP PLC
  5.50%, 06/15/11 (c)(e)                                  2,000            2,026
                                                                     -----------
                                                                          35,967

CONSUMER CYCLICAL 6.3%
CUMMINS, INC.
  9.50%, 01/01/07 (b)(c)(d)                               4,302            4,510
CVS CORP.
  5.75%, 08/15/11 (c)(d)                                  3,000            3,073
D.R. HORTON, INC.
  8.00%, 02/01/09 (e)                                     2,000            2,104
FORD MOTOR CREDIT CO.
  8.37%, 02/02/07 (b)(d)                                  4,000            4,055
  7.20%, 06/15/07 (e)                                     2,000            2,004
GENERAL MOTORS ACCEPTANCE CORP.
  6.54%, 12/27/06 (b)                                       400              403
  6.27%, 01/16/07 (b)(d)                                  1,500            1,501
  6.32%, 01/16/07 (b)                                     2,500            2,505
  6.23%, 02/20/07 (b)(d)                                    500              501
  6.15%, 04/05/07                                           300              300
  5.13%, 05/09/08                                         1,200            1,185
KB HOME
  7.75%, 02/01/07 (b)(c)                                  1,000            1,022
  9.50%, 02/15/07 (b)(c)(e)                               4,597            4,752
SEMINOLE TRIBE OF FLORIDA
  5.80%, 10/01/13 (a)                                       900              895
TIME WARNER, INC.
  5.61%, 02/13/07 (b)                                     1,500            1,502
  5.50%, 11/15/11 (c)(e)                                  1,000            1,009
TOLL CORP.
  8.25%, 12/01/06 (b)(c)                                  1,545            1,586
  8.25%, 02/01/07 (b)(c)(e)                               5,500            5,617
VIACOM, INC.
  5.75%, 04/30/11 (c)                                     1,000            1,009
                                                                     -----------
                                                                          39,533

CONSUMER NON-CYCLICAL 0.2%
STATER BROTHERS HOLDINGS, INC.
  8.89%, 12/15/06 (b)(c)                                  1,000            1,012

ENERGY 1.5%
CONOCOPHILLIPS
  9.38%, 02/15/11                                         1,200            1,389
DELEK & AVNER-YAM TETHYS LTD.
  6.47%, 02/01/07 (a)(b)(c)(d)                            1,563            1,561
HUSKY OIL LTD.
  8.90%, 08/15/08 (b)(c)(d)                               2,000            2,113

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)
PREMCOR REFINING GROUP, INC.
  9.50%, 02/01/08 (b)(c)(e)                               4,000            4,338
                                                                     -----------
                                                                           9,401
TRANSPORTATION 0.3%
ERAC USA FINANCE CO.
  5.63%, 01/30/07 (a)(b)(d)                               1,000            1,003
YELLOW ROADWAY CORP.
  6.75%, 02/15/07 (b)(c)                                  1,000            1,001
                                                                     -----------
                                                                           2,004
                                                                     -----------
                                                                          88,918
UTILITIES 3.2%
--------------------------------------------------------------------------------
ELECTRIC 2.1%
ENTERGY GULF STATES, INC.
  5.80%, 12/01/06 (b)(c)(d)                               1,200            1,198
  4.88%, 12/04/06 (b)(c)(d)                               2,000            1,942
SOUTHERN CALIFORNIA EDISON
  5.47%, 12/13/06 (b)(c)                                 10,000           10,010
                                                                     -----------
                                                                          13,150
NATURAL GAS 1.1%
CENTERPOINT ENERGY RESOURCES,
  INC.
  6.50%, 02/01/08                                         2,955            2,990
ENTERPRISE PRODUCTS OPERATING
  L.P.
  4.95%, 06/01/10 (c)(d)                                  3,000            2,964
WILLIAMS PARTNERS LP/WILLIAMS
  PARTNERS FINANCE CORP.
  7.50%, 06/15/11 (a)(c)                                  1,000            1,028
                                                                     -----------
                                                                           6,982
                                                                     -----------
                                                                          20,132
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $214,327)                                                          215,185
                                                                     -----------

MORTGAGE-BACKED SECURITIES 27.6% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 23.3%
--------------------------------------------------------------------------------
BANC OF AMERICA MORTGAGE
  SECURITIES
Series 2003-5 Class 2A1
  5.00%, 12/01/06 (b)(c)(d)                               7,103            6,987
CHASE MORTGAGE FINANCE CORP.
Series 2006-A1 Class ZA1
  6.11%, 11/30/07 (b)(c)                                 23,841           23,877
Series 2005-A1 Class 2A2
  5.25%, 11/02/08 (b)(c)                                 16,389           16,278
COUNTRYWIDE ALTERNATIVE LOAN
  TRUST
Series 2006-41 Class 1A3
  6.00%, 12/25/06 (b)(c)                                 10,000           10,048
COUNTRYWIDE HOME LOANS
Series 2003-8 Class A4
  4.50%, 05/25/09 (b)(c)                                  7,744            7,605
Series 2003-J7 Class 4A1
  4.50%, 11/10/11 (b)(c)                                  8,040            7,840
GSR MORTGAGE LOAN TRUST
Series 2004-5 Class 3A2
  4.71%, 10/21/08 (b)(c)                                  5,000            4,937
JP MORGAN ALTERNATIVE LOAN TRUST
Series 2006-S1 Class 1A16
  6.00%, 04/19/09 (b)(c)                                  7,035            7,137
Series 2006-A5 Class 2A1
  5.55%, 12/02/09 (b)(c)                                 19,426           19,472
JP MORGAN MORTGAGE TRUST
Series 2005-A8 Class 6A2
  5.15%, 01/22/08 (b)(c)                                  4,062            4,037
Series 2006-S2 Class 3A7
  6.25%, 11/07/09 (b)(c)                                  4,709            4,793
MASTER ADJUSTABLE RATE
  MORTGAGES TRUST
Series 2004-13 Class 3A7
  3.79%, 07/09/09 (b)(c)                                 11,700           11,395
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2004-8AR Class 4A1
  5.36%, 12/01/06 (b)(c)(d)                               4,745            4,789
Series 2004-9 Class 4A
  5.61%, 12/01/06 (b)(c)(d)                               3,539            3,563
Series 2004-9 Class 2A
  6.38%, 12/01/06 (b)(c)(d)                               2,957            3,033
RESIDENTIAL ASSET MORTGAGE
  PRODUCTS, INC.
Series 2005-SL2 Class A1
  6.00%, 05/03/10 (b)(c)                                  2,713            2,747
RESIDENTIAL ASSET
  SECURITIZATION TRUST
Series 2004-A6 Class A1
  5.00%, 03/14/09 (b)(c)(d)                               6,827            6,727
                                                                     -----------
                                                                         145,265
COMMERCIAL MORTGAGE BACKED SECURITIES 4.3%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
Series 2005-RR Class A1FL
  5.62%, 12/22/06 (b)(c)(d)                               3,999            3,992
CREDIT SUISSE MORTGAGE
  CAPITAL CERTIFICATES
Series 2006-C1 ClassA2
  5.51%, 08/14/10 (b)(c)(d)                              10,000           10,170
CROWN CASTLE TOWERS LLC
Series 2005-1 Class A
  4.64%, 12/15/06 (a)(b)(d)                               4,000            3,947
GLOBAL SIGNAL TRUST III
Series 2006-1 Class A1FL
  5.54%, 12/15/06 (a)(b)                                  3,000            3,004
Series 2006-1
  5.59%, 02/12/11 (a)(b)                                  4,000            4,060
LB-UBS COMMERCIAL MORTGAGE
  TRUST
Series 2005-C7 Class A2
  5.10%, 09/14/10 (b)(c)                                  2,000            2,010
                                                                     -----------
                                                                          27,183
                                                                     -----------
TOTAL MORTGAGE-BACKED SECURITIES
(COST $171,930)                                                          172,448
                                                                     -----------

SCHWAB SHORT-TERM BOND MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                            FACE AMOUNT         VALUE
  RATE, MATURITY DATE                               ($ X 1,000)      ($ X 1,000)

ASSET-BACKED OBLIGATIONS 3.5% OF NET ASSETS

ARIA CDO I (JERSEY) LTD.
Series 1A-3 Class B1U5
  6.46%, 04/09/07 (a)(b)(c)(d)                            4,000            4,001
FREMONT HOME LOAN TRUST
Series 2003-B Class M2
  6.94%, 12/25/06 (b)(c)(d)                               4,116            4,155
LONG BEACH MORTGAGE LOAN TRUST
Series 2003-4 Class M3
  7.47%, 12/25/06 (b)(c)                                  4,200            4,224
MAIN STREET WAREHOUSE FUNDING
Series 2004-MSD
  7.62%, 12/25/06 (a)(b)                                  4,000            4,003
MERRILL LYNCH MORTGAGE
  INVESTORS, INC.
Series 2004-WM2N Class N1
  4.50%, 12/01/06 (a)(b)                                    237              235
USXL FUNDING LLC
Series 2006-1A Class A
  5.38%, 09/15/08 (a)(b)(c)                               5,000            5,012
                                                                     -----------
TOTAL ASSET-BACKED OBLIGATIONS
(COST $21,641)                                                            21,630
                                                                     -----------

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

REPURCHASE AGREEMENTS 0.1%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp.
  dated 11/30/06, due 12/01/06
  at 5%, with a maturity value
  of $123 (fully collateralized
  by Freddie Mac with a value
  of $126.).                                                123              123
Fixed Income Clearing Corp.
  dated 11/30/06, due 12/01/06 at
  5%, with a maturity value of $444 (fully
  collateralized by Fannie Mae with a value of
  $465.).                                                   444              444
                                                                     -----------
                                                                             567
U.S. TREASURY OBLIGATIONS 0.0%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
  4.98%, 01/25/07                                           150             149
                                                                     -----------
TOTAL SHORT-TERM INVESTMENTS
(COST $716)                                                                  716
                                                                     -----------

END OF INVESTMENTS.

                                                     NUMBER OF          VALUE
SECURITY                                              SHARES         ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON
LOAN 16.9% OF NET ASSETS

STATE STREET NAVIGATOR
  SECURITY LENDING PRIME
  PORTFOLIO                                         105,740,084          105,740


END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At November 30, 2006 the tax basis cost of the fund's investments was $598,438, and the unrealized appreciation and depreciation were $3,802 and ($1,731) respectively, with a net unrealized appreciation of $2,071.

In addition to the above, the fund held the following at November 30, 2006. All numbers are x1,000 except number of futures contracts.

                                          NUMBER OF     CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE        GAINS
FUTURES CONTRACTS

2 YEARS, LONG, U.S.
  TREASURY NOTE
  expires 03/30/07                              305       62,525              51
5 YEARS, LONG, U.S.
  TREASURY NOTE
  expires 03/30/07                               10        1,062               2
                                                                     -----------
                                                                              53

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $78,429 or 12.6% of net assets.
(b) Variable-rate security.
(c) Callable security.
(d) All or a portion of this security is held as collateral for futures contracts.
(e) All or a portion of this security is on loan.

SCHWAB INVESTMENTS
SCHWAB TAX-FREE YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 42.9%  LONG-TERM INVESTMENTS                            218,183         218,400

 55.5%  SHORT-TERM INVESTMENTS                           282,588         282,512

---------------------------------------------------------------------------------
 98.4%  TOTAL INVESTMENTS                                500,771         500,912

  1.6%  OTHER ASSETS AND LIABILITIES                                       8,237

---------------------------------------------------------------------------------
100.0%  Net Assets                                                       509,149

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                   RATE                DATE                   ($ X 1,000)     ($ X 1,000)
LONG-TERM INVESTMENTS 42.9% OF NET ASSETS
ALABAMA 2.6%
------------------------------------------------------------------------------------------------------------------------------------
BIRMINGHAM SPECIAL CARE FACILITIES FINANCE AUTH
   RB (Baptist Health System Inc) Series 2005A                5.00%             11/15/09 (e)                   1,565           1,605
HEALTH CARE AUTH FOR BAPTIST HEALTH
   Bonds Series 2006D                                         5.00%             11/15/11 (e)                   1,600           1,680
HUNTSVILLE HEALTH CARE AUTH
   RB Series 2005A                                            5.00%             03/03/08 (a)(b)(e)            10,000          10,177
                                                                                                                         -----------
                                                                                                                              13,462
ALASKA 0.8%
------------------------------------------------------------------------------------------------------------------------------------
ALASKA HOUSING FINANCE CORP
   General Mortgage RB Series 1997A                           5.90%             12/01/19 (b)(e)                4,170           4,206

ARIZONA 0.2%
------------------------------------------------------------------------------------------------------------------------------------
PINAL CNTY
   COP Series 2004                                            4.00%             12/01/07                       1,150           1,151

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
ARKANSAS 1.6%
------------------------------------------------------------------------------------------------------------------------------------
FORT SMITH
   Sales and Use Tax Refunding and Improvement Bonds
   Series 2006                                                        4.00%     09/01/14 (b)                   3,310           3,390
   Sales and Use Tax Refunding and Improvement Bonds
   Series 2006                                                        3.95%     09/01/15 (b)                   4,475           4,564
                                                                                                                         -----------
                                                                                                                               7,954
CALIFORNIA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
IMPERIAL REDEVELOPMENT AGENCY
   Subordinate Tax Allocation Notes Series 2006                       4.50%     12/01/11 (e)                   1,300           1,304

COLORADO 1.7%
------------------------------------------------------------------------------------------------------------------------------------
E-470 PUBLIC HIGHWAY AUTH
   Sr RB Series 1997A                                                 5.25%     09/01/18 (b)(e)                8,245           8,417

DISTRICT OF COLUMBIA 0.2%
------------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA HFA
   Capital Program RB (Housing Auth Modernization) Series
   2005                                                               5.00%     07/01/08 (b)(e)                1,000           1,022

FLORIDA 3.8%
------------------------------------------------------------------------------------------------------------------------------------
EAST HOMESTEAD COMMUNITY DEVELOPMENT DISTRICT
   Special Assessment RB Series 2006B                                 5.00%     05/01/11 (e)                     985             997
FLORIDA HURRICANE CATASTROPHE FUND FINANCE CORP
   RB Series 2006A                                                    5.00%     07/01/09 (e)                   5,000           5,179
HIGHLANDS CNTY HEALTH FACILITIES AUTH
   Hospital RB (Adventist Health System/Sunbelt Obligated
   Group) Series 2005I                                                5.00%     11/16/09 (a)(e)                8,000           8,263
   Hospital Refunding RB (Adventist Health System/Sunbelt
   Obligated Group) Series 2005A                                      5.00%     11/15/09 (e)                     250             258
   Hospital Refunding RB (Adventist Health System/Sunbelt
   Obligated Group) Series 2005B                                      5.00%     11/15/09 (e)                     500             517
ORLANDO
   Capital Improvement Special RB Series 2005B                        5.00%     04/01/08 (e)                   2,460           2,507
UNIVERISTY OF FLORIDA ATHLETIC ASSOCIATION, INC
   RB Series 2005                                                     3.30%     10/01/08 (a)(b)                1,500           1,494
                                                                                                                         -----------
                                                                                                                              19,215
ILLINOIS 0.4%
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS DEVELOPMENT FINANCE AUTH
    RB (Resurrection Health Care) Series 2005A                        3.75%     07/01/09 (a)(e)                2,000           1,999

INDIANA 0.9%
------------------------------------------------------------------------------------------------------------------------------------
INDIANA HEALTH AND EDUCATIONAL FACILITY FINANCING AUTH
   Hospital Refunding RB (Clarion Health Obligated Group)
   Series 2006B                                                       5.00%     02/15/08                         725             735
   Hospital Refunding RB (Clarion Health Obligated Group)
   Series 2006B                                                       5.00%     02/15/09                         720             739

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
  TYPE OF SECURITY, SERIES                                            RATE        DATE                   ($ X 1,000)     ($ X 1,000)
SEYMOUR
   Economic Development Refunding RB (Union Camp
   Corp) Series 1992                                                  6.25%     07/01/12 (e)                   2,670           2,927
                                                                                                                         -----------
                                                                                                                               4,401
IOWA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
IOWA FINANCE AUTH
   Health Facilities Development Refunding RB (Care
   Initiatives) Series 2006A                                          5.25%     07/01/10                       1,450           1,495

LOUISIANA 1.2%
------------------------------------------------------------------------------------------------------------------------------------
LOUISIANA
   GO Match Bonds Series 2006B                                        5.00%     07/15/11 (b)(e)                2,000           2,116
   GO Refunding Bonds Series 1998A                                    5.25%     04/15/09 (b)(e)                4,000           4,125
                                                                                                                         -----------
                                                                                                                               6,241
MASSACHUSETTS 0.9%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
   GO Bonds Consolidated Loan Series 1992D                            6.00%     05/01/08 (e)                   2,320           2,394
MASSACHUSETTS HEALTH AND EDUCATIONAL FACILTIES AUTH
   RB (Partners HealthCare System) Series A                           5.38%     07/01/17 (b)(e)                2,000           2,037
                                                                                                                         -----------
                                                                                                                               4,431
MICHIGAN 2.1%
------------------------------------------------------------------------------------------------------------------------------------
DETROIT
   Sewage Disposal System Second Lien RB Series 2001D2                5.50%     01/01/12 (a)(b)(e)             5,000           5,406
KENT HOSPITAL FINANCE AUTH
   Refunding RB (Spectrum Health) Series 2005B                        5.00%     07/15/11                       5,000           5,290
                                                                                                                         -----------
                                                                                                                              10,696
MINNESOTA 0.1%
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MUNICIPAL POWER AGENCY
   Electric RB Series 2005                                            3.50%     10/01/08 (e)                     685             682

MISSOURI 1.9%
------------------------------------------------------------------------------------------------------------------------------------
BI-STATE DEVELOPMENT AGENCY OF THE MISSOURI-ILLINOIS
   METROPOLITAN DISTRICT
   Subordinate Mass Transit Sales Tax Appropriation Bonds
   (Metrolink Cross Cnty Extension) Series 2005A                      3.95%     10/01/09 (a)(b)(e)             3,000           3,029
KANSAS CITY INTERNATIONAL AIRPORT
   General Improvement Refunding RB Series 2005H                      5.00%     09/01/08 (e)                   6,480           6,634
                                                                                                                         -----------
                                                                                                                               9,663

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
  TYPE OF SECURITY, SERIES                                            RATE        DATE                   ($ X 1,000)     ($ X 1,000)
NEVADA 1.4%
------------------------------------------------------------------------------------------------------------------------------------
CLARK CNTY
   Special Improvement District No.121 (Southern Highlands
   Area) Subordinate Local Improvement Refunding Bonds
   Series 2006B                                                       4.35%     12/01/09 (e)                     470             473
   Special Improvement District No.121 (Southern Highlands
   Area) Subordinate Local Improvement Refunding Bonds
   Series 2006B                                                       4.50%     12/01/10 (e)                     490             494
   Special Improvement District No.121 (Southern Highlands
   Area) Subordinate Local Improvement Refunding Bonds
   Series 2006B                                                       4.60%     12/01/11 (e)                     250             253
HENDERSON
   Health Facility RB (Catholic Healthcare West) Series
   2005B                                                              5.00%     07/01/08 (e)                   3,000           3,057
   Local Improvement District No.T-18 (Inspirada) Limited
   Obligation Improvement Bonds                                       4.60%     09/01/11 (e)                   2,025           2,054
NORTH LAS VEGAS
   Special Improvement District No.60 Subordinate Local
   Improvement Refunding Bonds (Aliante) Series 2006B                 4.15%     12/01/08 (e)                     630             634
   Special Improvement District No.60 Subordinate Local
   Improvement Refunding Bonds (Aliante) Series 2006B                 4.35%     12/01/09 (e)                     330             332
                                                                                                                         -----------
                                                                                                                               7,297
NEW JERSEY 1.0%
------------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
   School Facilities Construction Bonds Series 2005O                  3.25%     03/01/08 (e)                   1,100           1,094
   School Facilities Construction Bonds Series 2005O                  5.00%     03/01/08 (e)                   2,000           2,035
NEW JERSEY HEALTH CARE FACILITIES FINANCING AUTH
   Refunding RB (St Clare's Hospital) Series 2004B                    5.00%     07/01/08 (b)(e)                2,085           2,129
                                                                                                                         -----------
                                                                                                                               5,258
NEW MEXICO 1.0%
------------------------------------------------------------------------------------------------------------------------------------
FARMINGTON
   Pollution Control Refunding RB (Southern California
   Edison Co-Four Corners) Series 2005A                               3.55%     04/01/10 (a)(b)(e)             4,850           4,826

NEW YORK 5.8%
------------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN TRANSPORTATION AUTH
   Commuter Facilities Service Contract Bonds Series 1997-3           7.38%     07/01/08                         985           1,022
NEW YORK CITY
   GO Bonds Fiscal 1997 Series A                                      6.25%     08/01/08 (e)                   2,000           2,033
NEW YORK STATE DORMITORY AUTH
   Mortgage Hospital RB (The New York and Presbyterian
   Hospital) Series 1998                                              4.75%     08/01/16 (b)(e)                7,000           7,154
   Third General Resolution RB (State University Educational
   Facilities) Series 2002B                                           5.25%     05/15/12 (a)(b)(e)             5,000           5,402
NEW YORK STATE POWER AUTH
   General Purpose Bonds Series W                                     6.50%     01/01/08                         560             567

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
NEW YORK STATE URBAN DEVELOPMENT CORP
   Correctional and Youth Facilities Service Contract RB
   Series 2003A                                                       5.25%     01/01/09 (a)(e)                5,000           5,158
TROY IDA
   Civic Facility RB (Rensselaer Polytechnic Institute) Series
   2002E                                                              4.05%     09/01/11 (a)                   8,000           8,089
                                                                                                                         -----------
                                                                                                                              29,425
NORTH CAROLINA 2.9%
------------------------------------------------------------------------------------------------------------------------------------
FAYETTEVILLE
   Public Works Commission Revenue Notes Series 2005                  3.55%     01/15/08 (b)(e)               14,900          14,893

NORTH DAKOTA 0.3%
------------------------------------------------------------------------------------------------------------------------------------
WARD CNTY
   Health Care Facilities RB (Trinity Obligated Group) Series
   2006                                                               5.00%     07/01/09                         465             478
   Health Care Facilities RB (Trinity Obligated Group) Series
   2006                                                               5.00%     07/01/11                       1,000           1,045
                                                                                                                         -----------
                                                                                                                               1,523
PENNSYLVANIA 1.8%
------------------------------------------------------------------------------------------------------------------------------------
PHILADELPHIA WATER AND SEWER
   Water and Wastewater RB Series 1997A                               5.00%     08/01/11 (b)(e)                4,000           4,117
SOUTHCENTRAL GENERAL AUTH
   Guaranteed RB Series 2001                                          4.50%     12/01/08 (a)(b)(e)             5,000           5,095
                                                                                                                         -----------
                                                                                                                               9,212
TENNESSEE 5.0%
------------------------------------------------------------------------------------------------------------------------------------
SHELBY CNTY HEALTH, EDUCATION AND HOUSING
   RB (Baptist Memorial Health Care) Series 2004A                     5.00%     09/01/08 (a)(e)                3,000           3,059
   RB (Baptist Memorial Health Care) Series 2004A                     5.00%     10/01/08 (a)(e)               17,000          17,352
TENNESSEE ENERGY ACQUISITION CORP
   Gas Project RB Series 2006A                                        5.00%     09/01/09 (e)                   5,000           5,165
                                                                                                                         -----------
                                                                                                                              25,576
TEXAS 2.3%
------------------------------------------------------------------------------------------------------------------------------------
CONROE INDEPENDENT SD
   Unlimited Tax Schoolhouse and Refunding Bonds Series
   1997 (Refunded)                                                    5.25%     02/15/21                         235             236
CORPUS CHRISTI INDEPENDENT SD
   Unlimited Tax Refunding Bonds Series 2005                          5.00%     08/15/12 (b)(e)                2,110           2,140
NORTH TEXAS TOLLWAY AUTH
   Dallas North Tollway System Refunding RB Series 2003B              5.00%     01/01/13 (a)(b)(e)             2,785           2,846
   Dallas North Tollway System Refunding RB Series 2003B              5.00%     01/01/38 (b)(e)                  215             220
SPRING INDEPENDENT SD
   Unlimited Tax Schoolhouse Bonds Series 2005A                       5.00%     08/15/08 (a)(b)(c)(e)          5,000           5,120

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
TOMBALL HOSPITAL AUTH
   Refunding RB Series 2005                                           5.00%     07/01/09                       1,205           1,225
                                                                                                                         -----------
                                                                                                                              11,787
WASHINGTON 2.4%
------------------------------------------------------------------------------------------------------------------------------------
ENERGY NORTHWEST
   Electric Refunding RB (Project 1) Series 2006A                     5.00%     07/01/11 (e)                   5,000           5,290
KING CNTY
   Limited Tax GO Bonds (Baseball Stadium) Series 1997D               5.60%     12/01/09 (e)                   6,710           6,974
                                                                                                                         -----------
                                                                                                                              12,264
                                                                                                                         -----------
TOTAL LONG-TERM INVESTMENTS
  (COST $218,183)                                                                                                            218,400
                                                                                                                         -----------
SHORT-TERM INVESTMENTS 55.5% OF NET ASSETS

ARIZONA 1.1%
------------------------------------------------------------------------------------------------------------------------------------
MARICOPA CNTY IDA
   M/F Housing RB (AHF Affordable Housing Portfolio)
   Series 2003B                                                       3.95%     01/04/07 (a)                   4,000           4,000
PINAL CNTY
   COP Series 2004                                                    4.00%     12/01/06                       1,435           1,435
                                                                                                                         -----------
                                                                                                                               5,435
CALIFORNIA 5.9%
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA
   Various Purpose GO Bonds                                           8.00%     11/01/07 (b)(e)                  750             780
CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTH
   COP (Eskaton Properties Inc Obligated Group)                       3.85%     12/07/06 (a)(b)(e)             8,100           8,100
SANTA CLARA VALLEY TRANSPORTATION AUTH
   Sales Tax RB (2000 Measure A) Series 2006G                         3.65%     08/06/07 (a)(b)               21,000          21,000
                                                                                                                         -----------
                                                                                                                              29,880
COLORADO 0.4%
------------------------------------------------------------------------------------------------------------------------------------
CENTRAL COLORADO WATER CONSERVANCY DISTRICT
   Well Augmentation Subdistrict Limited Tax GO Notes
   Series 2005                                                        3.88%     03/01/07                       1,195           1,195
COLORADO HEALTH FACILITIES AUTH
   RB (Evangelical Lutheran Good Samaritan Society)
   Series 2000                                                        6.00%     12/01/06 (e)                     660             660
                                                                                                                         -----------
                                                                                                                               1,855
FLORIDA 1.6%
------------------------------------------------------------------------------------------------------------------------------------
ESCAMBIA CNTY HEALTH FACILITIES AUTH
   RB (Ascension Health Credit Group) Series 2003A                    5.00%     11/15/07 (e)                   1,500           1,517

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
GULF BREEZE
   Capital Funding RB Series 1997A                                    2.45%     12/01/06 (a)(b)(e)             5,095           5,563
HIGHLANDS CNTY HEALTH FACILITIES AUTH
   Hospital Refunding RB (Adventist Health System/Sunbelt
   Obligated Group) Series 2005A                                      5.00%     11/15/07                         525             531
   Hospital Refunding RB (Adventist Health System/Sunbelt
   Obligated Group) Series 2005B                                      5.00%     11/15/07                         450             456
                                                                                                                         -----------
                                                                                                                               8,067
GEORGIA 1.0%
------------------------------------------------------------------------------------------------------------------------------------
BURKE CNTY DEVELOPMENT AUTH
   Pollution Control RB (Georgia Power Co Plant Vogtle
   Project) First Series 1996                                         3.75%     12/27/06 (a)(e)                5,150           5,150

ILLINOIS 1.0%
------------------------------------------------------------------------------------------------------------------------------------
ILLINOIS DEVELOPMENT FINANCE AUTH
   RB (Resurrection Health Care) Series 2005E                         3.62%     12/07/06 (a)                   5,310           5,310

INDIANA 0.1%
------------------------------------------------------------------------------------------------------------------------------------
INDIANA HEALTH AND EDUCATIONAL FACILITY FINANCING AUTH
   Hospital Refunding RB (Clarion Health Obligated Group)
   Series 2006B                                                       5.00%     02/15/07                         610             612

KANSAS 0.8%
------------------------------------------------------------------------------------------------------------------------------------
JUNCTION CITY
   Temporary Notes Series 2006C                                       5.00%     08/01/07                       2,000           2,019
   Temporary Notes Series 2006D                                       5.00%     08/01/07                       2,000           2,019
                                                                                                                         -----------
                                                                                                                               4,038
KENTUCKY 1.4%
------------------------------------------------------------------------------------------------------------------------------------
KENTUCKY RURAL WATER FINANCE CORP
   Public Projects Construction Notes Series A1                       3.63%     04/02/07 (a)                   7,225           7,225

LOUISIANA 3.1%
------------------------------------------------------------------------------------------------------------------------------------
CALCASIEU PARISH IDB
   Pollution Control Refunding RB (Occidental Petroleum
   Corp) Series 2001                                                  4.80%     12/01/06 (e)                   1,000           1,000
LOUISIANA PUBLIC FACILITIES AUTH
   Equipment and Capital Facilities RB (Pooled Loan) Series
   2002A                                                              3.98%     12/07/06 (a)(b)               12,090          12,090
   RB (Blood Center Properties, Inc) Series 2000                      3.75%     12/07/06 (a)(b)                2,900           2,900
                                                                                                                         -----------
                                                                                                                              15,990

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
MASSACHUSETTS 3.7%
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS
   GO Refunding Bonds Series 2006C                                    3.85%     01/01/07 (a)(b)               10,395          10,395
MASSACHUSETTS HEALTH AND EDUCATIONAL FACILITIES AUTH
   RB (Caritas Christi Obligated Group) Series A                      5.25%     07/01/07                       5,960           5,989
   RB (New England Medical Center Hospitals) Series G2                4.08%     01/02/07 (a)(b)                2,700           2,700
                                                                                                                         -----------
                                                                                                                              19,084
MICHIGAN 2.5%
------------------------------------------------------------------------------------------------------------------------------------
DETROIT WATER SUPPLY
   System Revenue Second Lien Bonds Series 2006B                      3.50%     12/07/06 (a)(b)(c)             4,600           4,600
MICHIGAN HOSPITAL FINANCING AUTH
   RB (Ascension Health) Series 1999B4                                5.38%     11/15/07 (a)(e)                2,000           2,031
MICHIGAN STATE STRATEGIC FUND
   Limited Obligation Refunding RB (Dow Chemical Co)
   Series 2003B1                                                      3.62%     12/06/06 (a)                   6,100           6,100
                                                                                                                         -----------
                                                                                                                              12,731
MINNESOTA 0.1%
------------------------------------------------------------------------------------------------------------------------------------
MINNESOTA MUNICIPAL POWER AGENCY
   Electric RB Series 2005                                            3.50%     10/01/07                         445             444

NEW JERSEY 8.1%
------------------------------------------------------------------------------------------------------------------------------------
CAMDEN
   BAN Series 2006A                                                   4.50%     06/25/07 (e)                  10,000          10,037
   BAN Series 2006B                                                   4.50%     09/04/07 (e)                  10,423          10,475
NEW JERSEY ECONOMIC DEVELOPMENT AUTH
   Cigarette Tax RB Series 2004                                       3.88%     12/07/06 (a)(c)                4,795           4,795
   School Facilities Construction Bonds Series 2005O                  3.63%     12/07/06 (a)(c)(d)             9,995           9,995
NEW JERSEY EDUCATIONAL FACILITIES AUTH
   RB Princeton University Issue Series 2001B                         3.65%     12/01/06 (a)                   3,000           3,000
WEEHAWKEN TOWNSHIP
   TAN                                                                4.50%     10/11/07                       3,000           3,021
                                                                                                                         -----------
                                                                                                                              41,323
NEW YORK 11.8%
------------------------------------------------------------------------------------------------------------------------------------
GLOVERSVILLE SD
   BAN Series 2006                                                    4.50%     06/29/07                      10,000          10,044
METROPOLITAN TRANSPORTATION AUTH
   Transportation RB Series 2006A                                     3.61%     12/07/06 (a)(c)                6,250           6,250
   Transportation Refunding RB Series 2002A                           3.61%     12/07/06 (a)(c)                2,595           2,595
NEW YORK CITY
   GO Bonds Fiscal 2006 Series I3                                     3.62%     12/01/06 (a)(b)                9,200           9,200
   GO Bonds Fiscal 2006 Series I8                                     3.62%     12/01/06 (a)(b)                2,000           2,000
   GO Bonds Fiscal 2006J                                              3.55%     12/07/06 (a)(c)                  527             527
NEW YORK CITY IDA
   Pilot RB (Yankee Stadium) Series 2006                              3.64%     12/01/06 (a)(b)               15,360          15,399

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
NEW YORK CITY MUNICIPAL WATER FINANCE AUTH
   Water and Sewer System RB Series 1995A                             3.62%     12/01/06 (a)(b)(c)             2,000           2,000
   Water and Sewer System Second General Resolution RB
   Fiscal 2007 Series CC1                                             3.62%     12/01/06 (a)(c)                1,000           1,000
NEW YORK CITY TRANSITIONAL FINANCE AUTH
   Future Tax Secured Bonds Fiscal 2001 Series B                      3.62%     12/01/06 (a)(c)               10,000          10,000
NEW YORK STATE URBAN DEVELOPMENT CORP
   State Personal Income Tax RB Series 2004A4                         4.00%     03/15/07 (e)                   1,000           1,001
                                                                                                                         -----------
                                                                                                                              60,016
NORTH CAROLINA 0.2%
------------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY
   Power System Refunding RB Series 1993C                             7.00%     01/01/07                       1,000           1,002

OHIO 1.2%
------------------------------------------------------------------------------------------------------------------------------------
OHIO AIR QUALITY DEVELOPMENT AUTH
   Refunding RB (Cincinnati Gas and Electric Co) Series
   1995A                                                              3.72%     12/06/06 (a)                   5,100           5,100
OHIO WATER DEVELOPMENT AUTH
   Pollution Control Refunding RB (Ohio Edison Company)
   Series 1999B                                                       3.72%     12/06/06 (a)                   1,000           1,000
                                                                                                                         -----------
                                                                                                                               6,100
OKLAHOMA 0.8%
------------------------------------------------------------------------------------------------------------------------------------
TULSA CNTY INDUSTRIAL AUTH
   M/F Housing RB (AHF Affordable Housing Portfolio)
   Series 2003B                                                       4.35%     12/07/06 (a)                   4,000           4,000

PENNSYLVANIA 1.2%
------------------------------------------------------------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL DEVELOPMENT AUTH
   RB (University of Pittsburgh Medical Center) Series
   2004B2                                                             3.58%     12/07/06 (a)                   6,075           6,075

PUERTO RICO 2.3%
------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT DEVELOPMENT BANK OF PUERTO RICO
   CP Program                                                         3.95%     12/22/06                       6,000           6,000
   CP Program                                                         3.90%     01/11/07                         800             800
   CP Program                                                         4.05%     01/19/07                       3,200           3,200
PUERTO RICO PUBLIC BUILDINGS AUTH
   Government Facilities Refunding RB Series K                        4.50%     07/01/07 (a)(e)                1,900           1,907
                                                                                                                         -----------
                                                                                                                              11,907
SOUTH CAROLINA 0.2%
------------------------------------------------------------------------------------------------------------------------------------
RICHLAND CNTY
   Environmental Improvement Refunding RB (International
   Paper Co) Series 2002A                                             4.25%     10/01/07                       1,000           1,002

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER
PROJECT                                                                         MATURITY                 FACE AMOUNT        VALUE
   TYPE OF SECURITY, SERIES                                           RATE        DATE                   ($ X 1,000)     ($ X 1,000)
TEXAS 2.6%
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL AREA HOUSING FINANCE CORP
   M/F Housing RB (AHF Affordable Housing Portfolio)
   Series 2003A                                                       3.90%     01/04/07 (a)                   4,000           4,000
HOUSING OPTIONS, INC
   M/F Housing RB (AHF Affordable Housing Portfolio)
   Series 2003A                                                       4.15%     12/07/06 (a)                   4,000           4,000
SPRING INDEPENDENT SD
   Unlimited Tax Schoolhouse Bonds Series 2005A                       3.75%     08/15/07 (a)(b)(c)(e)          5,000           5,003
                                                                                                                         -----------
                                                                                                                              13,003
VIRGINIA 1.6%
------------------------------------------------------------------------------------------------------------------------------------
LOUISA IDA
   Pollution Control RB (Virginia Electric and Power Co)
   Series 1984                                                        3.80%     12/11/06                       2,000           2,000
   Pollution Control RB (Virginia Electric and Power Co)
   Series 1984                                                        4.00%     12/18/06                       4,000           4,000
   Pollution Control RB (Virginia Electric and Power Co)
   Series 1984                                                        3.90%     12/19/06                       2,000           2,000
                                                                                                                         -----------
                                                                                                                               8,000
WASHINGTON 0.7%
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON HIGHER EDUCATION FACILITIES AUTH
   Refunding RB (The University of Puget Sound) Series
   2006A                                                              5.00%     04/01/07 (a)(b)(e)             2,000           2,032
WASHINGTON PUBLIC POWER SUPPLY SYSTEM
   Refunding RB (Nuclear Project No.1) Series 1993A                   4.15%     12/28/06 (a)(b)                1,700           1,700
                                                                                                                         -----------
                                                                                                                               3,732
WISCONSIN 2.1%
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN HEALTH AND EDUCATIONAL FACILITIES AUTH
   RB (Hospital Sisters Services Inc-Obligated Group) Series
   2003B                                                              4.50%     12/01/07 (a)(b)(e)            10,440          10,531
                                                                                                                         -----------
TOTAL SHORT-TERM INVESTMENTS
   (COST $282,588)                                                                                                           282,512


End of Investments.

At November 30, 2006 the tax basis cost of the fund's investments was $500,760, and the unrealized appreciation and depreciation was $912 and ($760), respectively, with a net unrealized appreciation of $152.

In addition to the above, the fund held the following at November 30, 2006. All numbers are x 1,000 except number of futures contracts.

SCHWAB TAX-FREE YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                         Number of      Contract      Unrealized
                                         Contracts       Value          Losses
FUTURES CONTRACTS

2 YEARS, SHORT, U.S. TREASURY NOTES
expires 03/30/07                             (350)        71,750           (131)
5 YEARS, SHORT, U.S. TREASURY NOTES
expires 03/30/07                             (500)        53,078           (223)
                                                                      ----------
                                                                           (354)
                                                                      ----------

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,995 or 2.0% of net assets.
(e) All or a portion of this security is held as collateral for open futures contracts.

 BAN - Bond anticipation note
 COP - Certificate of participation
  GO - General obligation
 HFA - Housing Finance Agency
 IDA - Industrial development authority
 IDB - Industrial Development Board
IDRB - Industrial Development Revenue Bond
 RAN - Revenue anticipation note
  RB - Revenue bond
 TAN - Tax anticipation note
TRAN - Tax and revenue anticipation note

SCHWAB INVESTMENTS
SCHWAB YIELDPLUS FUND(TM)

PORTFOLIO HOLDINGS As of November 30, 2006, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued) and the maturity date shown is the stated legal maturity. For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 47.1%   CORPORATE BONDS                               4,550,381       4,564,549

 13.9%   ASSET-BACKED                                  1,346,729       1,349,074
         OBLIGATIONS

 34.2%   MORTGAGE-BACKED                               3,300,593       3,309,850
         SECURITIES

  0.1%   U.S. GOVERNMENT                                   7,950           7,951
         SECURITIES

  3.0%   COMMERCIAL PAPER                                288,026         288,026
         & OTHER CORPORATE
         OBLIGATIONS

  0.7%   PREFERRED STOCK                                  70,427          70,390

   --%   SHORT-TERM                                        1,003           1,003
         INVESTMENT
--------------------------------------------------------------------------------
 99.0%   TOTAL INVESTMENTS                             9,565,109       9,590,843

  1.0%   OTHER ASSETS AND
         LIABILITIES                                                      96,901
--------------------------------------------------------------------------------
100.0%   NET ASSETS                                                    9,687,744

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
CORPORATE BONDS 47.1% OF NET ASSETS

FINANCE 24.8%
--------------------------------------------------------------------------------
BANKING 12.9%

ALLIED IRISH BANKS
  6.25%, 01/16/07 (a)(b)(c)(d)                            17,575          17,669
ANZ CAPITAL TRUST I
  4.48%, 01/29/49 (a)(d)                                  15,000          14,684
ARTESIA OVERSEAS, LTD.
  6.15%, 10/14/10 (c)(d)                                  10,000          10,004
BANKNORTH CAPITAL TRUST I
  10.52%, 05/01/27 (b)(d)                                  1,600           1,709
BAYERISCHE LANDESBANK GIROZENTRALE
  4.72%, 06/01/07 (b)                                     15,000          14,911
  4.92%, 05/16/07 (b)                                     19,000          18,891
BNP PARIBAS
  6.04%, 12/20/06 (c)(d)                                  61,429          61,434
CITIBANK KOREA, INC.
  4.68%, 06/18/13 (d)                                      3,500           3,552
  5.64%, 09/26/12 (d)                                     25,300          25,318
CITICORP CAPITAL I
  7.93%, 02/15/27 (b)(d)                                     500             521
DANSKE BANK A/S
  7.40%, 06/15/10 (a)(b)(d)                               17,350          17,547
DEUTSCHE BANK CAPITAL TRUST
  7.17%, 12/29/06 (c)(d)                                  48,400          50,901
DEUTSCHE BANK LUXEMBOURG
  6.55%, 12/28/06 (a)(b)(c)                                5,000           5,030
DIME CAPITAL TRUST I
  9.33%, 05/06/27 (d)                                      9,028           9,580
FIRST CHICAGO NBD
  INSTITUTIONAL CAPITAL A
  7.95%, 12/01/26 (a)(d)                                   4,500           4,677
FIRST UNION CAPITAL I
  7.94%, 01/15/27 (b)(d)                                  30,000          31,259
FIRST UNION INSTITUTIONAL
  CAPITAL I
  8.04%, 12/01/26 (d)                                     13,750          14,316
FIRSTAR CAPITAL TRUST I
  8.32%, 12/15/26 (d)                                      1,000           1,043
FLEET CAPITAL TRUST II
  7.92%, 12/11/26 (d)                                      7,580           7,885
FLEET CAPITAL TRUST V
  6.39%, 12/18/06 (b)(c)(d)                               42,600          42,650
GREAT WESTERN FINANCIAL
  8.21%, 02/01/27 (d)                                     10,039          10,486
GREENPOINT CAPITAL TRUST I
  9.10%, 06/01/27 (b)(d)                                   3,000           3,174
HSBC CAPITAL FUNDING LP
  9.55%, 12/31/49 (a)(d)                                  28,936          32,958
HUBCO CAPITAL TRUST I, SERIES B
  8.98%, 02/01/27 (b)(d)                                   1,200           1,259
ING CAPITAL FUNDING TRUST III
  8.44%, 12/29/49 (d)                                      5,914           6,598
INTESA BANK OVERSEAS LTD.
  6.36%, 01/02/07 (c)                                     31,000          31,239
JP MORGAN CHASE & CO.
  5.47%, 12/14/06 (c)                                     15,200          15,215
JPM CAPITAL TRUST II
  7.95%, 02/01/27 (d)                                     15,000          15,621
KEYCORP INSTITUTIONAL
  CAPITAL-B
  8.25%, 12/15/26 (d)                                     10,000          10,424
LLOYDS TSB BANK PLC
  6.90%, 11/29/49 (d)                                      7,000           7,045
MIZUHO JGB INVESTMENT LLC
  9.87%, 12/31/49 (a)(b)(d)                               33,544          35,766
MIZUHO PREFERRED CAPITAL CO.,
  LLC
  8.79%, 12/29/49 (a)(b)(d)                               42,347          44,538
NATEXIS AMBS CO., LLC
  8.44%, 06/30/49 (a)(b)(d)                               53,370          55,906
NATIONWIDE BUILDING SOCIETY
  5.51%, 12/11/06 (c)                                     30,000          30,001
NORTH FORK CAPITAL TRUST I
  8.70%, 12/15/26 (d)                                      2,000           2,086
PROVIDIAN CAPITAL I
  9.53%, 02/01/27 (a)(d)                                  20,525          21,590

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
RBS CAPITAL TRUST IV
  6.17%, 12/29/06 (c)(d)                                 165,765         166,891
REPUBLIC NEW YORK CORP.
  5.81%, 01/30/07 (c)(d)                                  44,700          44,589
ROYAL BANK OF SCOTLAND PLC
  5.42%, 01/22/07 (a)(b)(c)                               40,000          40,041
SANTANDER ISSUANCES S.A
  UNIPERSONAL
  5.75%, 12/20/06 (a)(c)(d)                               12,000          12,021
SB TREASURY CO., LLC
  9.40%, 12/29/49 (a)(d)                                  14,470          15,319
SOCGEN REAL ESTATE CO., LLC
  7.64%, 12/29/49 (a)(d)                                  24,615          25,079
SOVEREIGN BANCORP
  9.88%, 03/01/27 (d)                                      1,350           1,430
SOVEREIGN BANK
  4.38%, 08/01/13 (d)                                      2,750           2,714
SOVEREIGN CAPITAL TRUST I
  9.00%, 04/01/27 (d)                                     13,690          14,353
SVENSKA HANDELSBANKEN AB
  7.13%, 03/07/49 (a)(d)                                  18,210          18,293
TOKAI PREFERRED CAPITAL CO.
  LLC
  9.98%, 12/29/49 (a)(b)(d)                               60,050          64,079
UBS PREFERRED FUNDING TRUST I
  8.62%, 12/31/49 (d)                                     10,250          11,448
UNICREDITO ITALIANO CAPITAL
  TRUST II
  9.20%, 10/29/49 (a)(d)                                  28,086          31,873
WACHOVIA CORP.
  5.45%, 01/22/07 (c)                                     31,000          31,030
WASHINGTON MUTUAL
  BANK/SEATTLE WA
  5.47%, 02/26/07 (b)(c)                                  45,850          45,912
WASHINGTON MUTUAL CAPITAL I
  8.38%, 06/01/27 (d)                                      8,490           8,925
WELLS FARGO & CO.
  5.42%, 12/28/06 (c)                                     17,000          17,019
  5.43%, 12/11/06 (c)                                     16,000          16,019
  5.45%, 12/26/06 (c)                                      8,450           8,454
                                                                     -----------
                                                                       1,252,976

BROKERAGE 1.9%

CREDIT SUISSE (USA), INC.
  5.52%, 12/11/06 (b)(c)                                  18,700          18,742
CREDIT SUISSE FB LONDON
  7.90%, 04/30/49 (d)                                     18,880          19,077
GOLDMAN SACHS GROUP, INC.
  5.48%, 12/22/06 (b)(c)                                  55,000          55,091
LEHMAN BROTHERS HOLDINGS
  E-CAPITAL TRUST I
  6.16%, 02/20/07 (c)(d)                                  10,000          10,213
MERRILL LYNCH & CO., INC.
  5.47%, 01/30/07 (c)                                     20,000          20,031
  5.47%, 01/29/07 (c)                                     10,000          10,014
MORGAN STANLEY
  5.49%, 02/09/07 (b)(c)                                  40,000          40,085
  5.51%, 01/29/07 (c)                                      6,940           6,948
                                                                     -----------
                                                                         180,201

FINANCE COMPANY 5.0%

AMERICAN GENERAL FINANCE CORP.
  5.50%, 12/27/06 (b)(c)                                  30,000          30,080
CAPITAL ONE FINANCIAL CORP.
  5.67%, 12/11/06 (b)(c)                                  60,000          60,251
COUNTRYWIDE FINANCIAL CORP.
  5.45%, 10/31/07 (b)                                    100,000          99,976
  5.66%, 12/19/06 (b)(c)                                   6,000           6,019
GENERAL ELECTRIC CAPITAL CORP.
  5.43%, 02/20/07 (b)(c)                                  12,500          12,520
HSBC FINANCE CORP.
  5.42%, 01/22/07 (c)                                     70,000          70,052
ILFC E-CAPITAL TRUST I
  5.90%, 12/21/65 (a)(b)(d)                               67,500          68,744
ISTAR FINANCIAL, INC.
  5.73%, 12/15/06 (a)(b)(c)                               50,000          50,057
RESIDENTIAL CAPITAL CORP.
  6.47%, 01/17/07 (c)                                     32,650          33,017
  6.74%, 12/29/06 (c)                                      8,000           8,045
SLM CORP.
  5.54%, 01/25/07 (b)(c)                                  15,000          15,017
UNITEDHEALTH GROUP, INC.
  5.47%, 12/04/06 (b)(c)                                  30,000          29,978
                                                                     -----------
                                                                         483,756

INSURANCE 3.5%

AXA SA
  5.59%, 12/04/06 (c)(d)                                  64,600          64,743
MARSH & MCLENNAN COS., INC.
  5.51%, 01/16/07 (c)                                     31,800          31,805
OIL INSURANCE LTD.
  7.56%, 12/29/49 (a)(d)                                  56,000          58,706
XLLIAC GLOBAL FUNDING
  5.59%, 12/04/06 (b)(c)                                  22,500          22,545
ZFS FINANCE USA TRUST III
  6.54%, 12/15/06 (a)(b)(c)(d)                            67,500          68,533
ZURICH CAPITAL TRUST I
  8.38%, 06/01/37 (a)(b)(d)                               93,676          98,349
                                                                     -----------
                                                                         344,681

REAL ESTATE INVESTMENT TRUST 1.5%

BRANDYWINE OPERATING
  PARTNERSHIP, LP
  5.82%, 01/01/07 (b)(c)(d)                               30,000          30,064
DUKE REALTY CORP.
  5.65%, 12/22/06 (b)(c)(d)                               18,265          18,266
EOP OPERATING LP
  7.75%, 11/15/07 (d)                                      7,259           7,430
HEALTH CARE PROPERTY
  INVESTORS, INC.
  5.84%, 12/15/06 (b)(c)(d)                               47,000          46,963
HRPT PROPERTIES TRUST
  5.99%, 12/18/06 (b)(c)(d)                               18,600          18,624
WESTFIELD CAPITAL CORP., LTD.
  5.67%, 02/02/07 (a)(b)(c)                               23,500          23,567
                                                                     -----------
                                                                         144,914
                                                                     -----------
                                                                       2,406,528

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
INDUSTRIAL 19.9%
--------------------------------------------------------------------------------
BASIC INDUSTRY 0.4%

LYONDELL CHEMICAL CO.
  10.88%, 05/01/09 (d)                                     7,500           7,688
  11.13%, 07/15/12 (d)                                     6,900           7,504
MACDERMID, INC.
  9.13%, 07/15/11 (d)                                      5,884           6,149
XSTRATA FINANCE DUBAI LTD.
  5.73%, 02/13/07 (a)(c)(d)                               17,000          17,011
                                                                     -----------
                                                                          38,352

COMMUNICATIONS 5.4%

ALAMOSA DELAWARE, INC.
  8.50%, 01/31/12 (b)(d)                                  28,168          29,937
  11.00%, 07/31/10 (b)(d)                                 31,409          34,081
AMERICA MOVIL SA DE CV
  6.01%, 01/29/07 (b)(c)                                  31,500          31,579
CLEAR CHANNEL COMMUNICATIONS,
  INC.
  3.13%, 02/01/07                                         19,020          18,950
COMCAST CORP.
  5.67%, 01/16/07 (b)(c)(d)                               30,000          30,083
COX COMMUNICATIONS, INC.
  5.94%, 12/14/06 (b)(c)                                  25,000          25,117
DEUTSCHE TELEKOM
  INTERNATIONAL FINANCE B.V.
  5.57%, 12/27/06 (b)(c)                                  35,000          35,072
DIRECTV HOLDINGS LLC/
  DIRECTTV FINANCING CO., INC.
  8.38%, 03/15/13 (b)(d)                                   5,400           5,636
IWO HOLDINGS, INC.
  9.12%, 01/15/07 (b)(c)(d)                               57,997          59,447
NEXTEL PARTNERS, INC.
  8.13%, 07/01/11 (b)(d)                                  49,250          51,466
ROGERS WIRELESS
  COMMUNICATIONS, INC.
  8.52%, 12/15/06 (b)(c)(d)                               43,633          44,615
SBC COMMUNICATIONS, INC.
  5.58%, 02/14/07 (b)(c)                                  25,000          25,085
TCI COMMUNICATIONS FINANCING
  III
  9.65%, 03/31/27 (b)(d)                                  21,718          22,966
TELECOM ITALIA CAPITAL SA
  5.85%, 02/01/07 (c)                                     15,000          14,978
TELEFONICA EMISONES SAU
  5.69%, 06/22/09 (b)(d)                                  45,000          45,078
UBIQUITEL OPERATING CO.
  9.88%, 03/01/11 (d)                                     23,500          25,497
US UNWIRED, INC.
  10.00%, 06/15/12 (d)                                    21,230          23,459
                                                                     -----------
                                                                         523,046

CONSUMER CYCLICAL 10.2%

CAESARS ENTERTAINMENT, INC.
  9.38%, 02/15/07 (d)                                     26,645          26,878
CENTEX CORP.
  5.62%, 02/01/07 (c)                                     22,379          22,402
  7.45%, 12/01/06 (c)                                     10,000          10,000
CUMMINS, INC.
  9.50%, 12/01/10 (b)(d)                                  41,035          43,020
D.R. HORTON, INC.
  8.50%, 04/15/12 (b)(d)                                  90,093          94,426
DAIMLER-CHRYSLER N.A. HOLDINGS
  5.82%, 03/13/09 (b)                                     25,000          25,036
  5.87%, 12/11/06 (b)(c)                                  90,158          90,389
FORD MOTOR CREDIT CO.
  4.95%, 01/15/08                                          9,000           8,836
  6.19%, 12/28/06 (c)                                     27,921          27,825
  6.34%, 12/21/06 (c)                                      8,400           8,398
  6.75%, 08/15/08                                          4,350           4,299
  7.20%, 06/15/07                                         25,452          25,509
  8.37%, 02/02/07 (c)                                     25,520          25,872
GENERAL MOTORS ACCEPTANCE CORP.
  5.13%, 05/09/08                                          1,000             988
  6.13%, 02/01/07                                          3,450           3,452
  6.15%, 04/05/07 (b)                                     24,215          24,220
  6.23%, 02/20/07 (b)(c)                                  25,500          25,531
  6.27%, 01/16/07 (b)(c)                                  29,350          29,364
  6.54%, 12/27/06 (c)                                     17,600          17,713
GLOBAL CASH ACCESS LLC/GLOBAL
  CASH FINANCE CORP.
  8.75%, 03/15/12 (b)(d)                                   5,000           5,306
HARRAH'S OPERATING CO., INC.
  7.13%, 06/01/07 (d)                                      3,015           3,033
HOST MARRIOTT LP
  9.50%, 01/15/07 (b)(d)                                  27,378          27,481
HYATT EQUITIES LLC
  6.88%, 06/15/07 (a)(b)(d)                                1,295           1,302
JC PENNEY CORP., INC.
  8.13%, 04/01/27 (d)                                     17,135          17,713
KB HOME
  7.75%, 02/01/10 (d)                                     28,260          28,896
  9.50%, 02/15/11 (b)(d)                                  58,186          60,150
LENNAR CORP.
  6.14%, 12/19/06 (b)(c)(d)                               23,005          23,021
MANDALAY RESORT GROUP
  10.25%, 08/01/07 (d)                                    14,330          14,796
MGM MIRAGE, INC.
  6.00%, 10/01/09 (d)                                      3,000           3,008
  6.75%, 08/01/07 (b)(d)                                   6,000           6,045
  6.75%, 02/01/08 (d)                                        300             304
  9.75%, 06/01/07 (d)                                     17,880          18,282
ROYAL CARIBBEAN CRUISES LTD.
  6.75%, 03/15/08 (b)                                      4,255           4,323
SEMINOLE TRIBE OF FLORIDA
  5.80%, 10/01/13 (a)                                      6,290           6,253
TIME WARNER, INC.
  5.61%, 02/13/07 (b)(c)                                  68,000          68,101
  6.15%, 05/01/07 (d)                                      3,400           3,410
TOLL CORP.
  8.25%, 02/01/11 (b)(d)                                  78,040          79,698
  8.25%, 12/01/11 (b)(d)                                  55,265          56,716
VIACOM, INC.
  5.74%, 12/18/06 (c)                                     50,000          50,052
                                                                     -----------
                                                                         992,048

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)

CONSUMER NON-CYCLICAL 0.3%

DEAN FOODS CO.
  8.15%, 08/01/07 (d)                                      7,115           7,257
SABMILLER PLC
  5.67%, 01/02/07 (a)(c)                                   5,000           5,007
STATER BROTHERS HOLDINGS, INC.
  8.89%, 12/15/06 (c)(d)                                  21,000          21,263
                                                                     -----------
                                                                          33,527

ENERGY 2.4%

ANADARKO PETROLEUM CORP.
  5.79%, 12/15/06 (b)(c)(d)                               50,000          50,236
BJ SERVICES CO.
  5.57%, 12/01/06 (b)(c)(d)                               18,825          18,835
DELEK & AVNER-YAM TETHYS LTD.
  6.47%, 08/01/13 (a)(b)(d)                               23,448          23,412
HUSKY OIL LTD.
  8.90%, 08/15/28 (b)(d)                                  33,892          35,803
PHILLIPS 66 CAP TRUST II
  8.00%, 01/15/37 (d)                                     15,000          15,610
PREMCOR REFINING GROUP, INC.
  9.25%, 02/01/10 (d)                                     17,235          18,130
  9.50%, 02/01/13 (d)                                     47,910          51,963
TRANSOCEAN, INC.
  5.59%, 12/05/06 (c)(d)                                  20,000          20,019
                                                                     -----------
                                                                         234,008

TECHNOLOGY 0.3%

SEAGATE TECHNOLOGY HDD
  HOLDINGS
  6.23%, 01/01/07 (c)                                     10,000          10,050
XEROX CAPITAL TRUST I
  8.00%, 02/01/27 (b)(d)                                  10,000          10,300
XEROX CORP.
  6.16%, 12/18/06 (c)                                      5,000           5,112
                                                                     -----------
                                                                          25,462

TRANSPORTATION 0.9%

ERAC USA FINANCE CO.
  5.63%, 01/30/07 (a)(b)(c)                                7,000           7,017
FEDEX CORP.
  5.55%, 02/08/07 (b)(c)                                  35,000          35,053
YELLOW ROADWAY CORP.
  6.75%, 02/15/07 (b)(c)(d)                               40,000          40,055
                                                                     -----------
                                                                          82,125
                                                                     -----------
                                                                       1,928,568
UTILITIES 2.4%
--------------------------------------------------------------------------------
ELECTRIC 1.7%

DOMINION RESOURCES, INC.
  5.66%, 12/28/06 (b)(c)(d)                               22,000          22,013
DOMINION RESOURCES, INC./VA
  5.55%, 02/14/07 (c)(d)                                  20,000          20,009
ENTERGY GULF STATES, INC.
  5.80%, 12/01/06 (b)(c)(d)                               34,275          34,219
  6.14%, 12/08/06 (a)(b)(c)(d)                             7,000           7,018
NEVADA POWER CO.
  9.00%, 08/15/13 (d)                                      2,060           2,246
SOUTHERN CALIFORNIA EDISON
  5.47%, 12/13/06 (b)(c)(d)                               51,470          51,521
TECO ENERGY, INC.
  7.37%, 02/01/07 (c)(d)                                  20,965          21,542
                                                                     -----------
                                                                         158,568

NATURAL GAS 0.7%

ATMOS ENERGY CORP.
  5.75%, 01/15/07 (b)(c)(d)                               15,000          15,012
ENERGEN CORP.
  5.72%, 02/15/07 (b)(c)(d)                                9,900           9,914
KINDER MORGAN, INC.
  6.80%, 03/01/08 (d)                                     27,000          27,442
WILLIAMS COS., INC.
  7.37%, 01/02/07 (a)(b)(c)                               18,000          18,517
                                                                     -----------
                                                                          70,885
                                                                     -----------
                                                                         229,453
                                                                     -----------
TOTAL CORPORATE BONDS
(COST $4,550,381)                                                      4,564,549
                                                                     -----------

ASSET-BACKED OBLIGATIONS 13.9% OF NET ASSETS

ABSC NIMS TRUST
Series 2004-HE8 Class A1
  5.00%, 12/25/34 (a)(b)                                   1,554           1,540
Series 2004-HE7 Class A1
  5.00%, 10/27/34 (a)(b)                                   1,158           1,148
Series 2004-HE5 Class A1
  5.00%, 08/27/34 (a)(b)                                     482             482
Series 2004-HE5 Class A2
  7.00%, 08/27/34 (a)(b)                                   2,000           1,997
Series 2004-HE3 Class A1
  5.00%, 06/25/34 (a)(b)                                     273             272
Series 2004-HE2 Class A1
  6.75%, 04/25/34 (a)(b)                                     101             101
ACE SECURITIES CORP.
Series 2004-FM1 Class M1
  5.92%, 12/25/06 (b)(c)(d)                                9,166           9,179
Series 2002-HE1 Class M2
  7.12%, 12/25/06 (b)(c)(d)                                  908             924
Series 2002-HE3 Class M2
  7.52%, 12/25/06 (b)(c)(d)                                7,865           7,878
Series 2003-HS1 Class M3
  7.82%, 12/25/06 (b)(c)(d)                                4,081           4,129
AEGIS ASSET BACKED SECURITIES
  TRUST
Series 2004-5N
  5.00%, 12/25/34 (a)(b)                                   1,689           1,681
AMERIQUEST FINANCE NIM TRUST
Series 2004-RN5 Class A
  5.19%, 06/25/34 (a)(b)                                       3               3
AMERIQUEST MORTGAGE SECURITIES,
Inc.
Series 2004-R10 Class M1
  6.02%, 12/25/06 (b)(c)(d)                               10,550          10,613
Series 2004-6 Class M2
  7.17%, 12/25/06 (b)(c)(d)                                5,000           5,075
Series 2003-AR2 Class M2
  7.35%, 12/25/06 (b)(c)(d)                                3,763           3,770

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
Series 2003-AR3 Class M2
  7.37%, 12/25/06 (b)(c)(d)                                5,000           5,009
Series 2003-IA1 Class M2
  6.97%, 12/20/06 (b)(c)(d)                                2,022           2,023
AMORTIZING RESIDENTIAL COLLATERAL
TRUST
Series 2002-BC1 Class M2
  6.42%, 12/25/06 (c)(d)                                   1,669           1,675
Series 2002-BC1 Class B
  7.37%, 12/25/06 (c)(d)                                      32              32
Series 2002-BC9 Class M2
  8.70%, 12/25/06 (c)(d)                                  13,016          13,046
ARGENT SECURITIES, INC.
Series 2003-W9 Class M2
  7.04%, 12/25/06 (b)(c)(d)                               19,695          19,929
Series 2003-W7 Class M2
  7.07%, 12/25/06 (b)(c)(d)                               15,750          15,907
ARIA CDO I (JERSEY) LTD.
Series 1A-3 Class B1U5
  6.46%, 04/09/07 (a)(b)(c)(d)                            53,600          53,613
ASSET BACKED FUNDING CERTIFICATES
Series 2004-OPT2 Class M1
  5.87%, 12/25/06 (b)(c)(d)                               16,969          17,027
Series 2003-WMC1 Class M1
  5.97%, 12/25/06 (b)(c)(d)                                1,625           1,630
Series 2003-AHL1 Class M1
  6.17%, 12/25/06 (b)(c)(d)                                7,500           7,555
Series 2004-OPT2 Class M2
  6.32%, 12/25/06 (b)(c)(d)                               11,676          11,758
Series 2004-HE1 Class M2
  6.47%, 12/25/06 (b)(c)(d)                               13,000          13,197
Series 2003-OPT1 Class M2
  6.87%, 12/25/06 (b)(c)(d)                                5,000           5,021
Series 2004-HE1 M8
  8.82%, 12/25/06 (b)(c)(d)                                4,022           3,914
ASSET BACKED SECURITIES CORP. HOME
EQUITY
Series 2003-HE7 Class M1
  5.97%, 12/15/06 (b)(c)(d)                                7,000           7,035
Series 2002-H3 Class M2
  6.87%, 12/15/06 (b)(c)(d)                                5,188           5,194
Series 2001-HE3 Class M2
  6.90%, 12/15/06 (b)(c)(d)                                  469             469
Series 2003-HE2 Class M2
  7.22%, 12/15/06 (b)(c)(d)                                2,246           2,249
Series 2003-HE2 Class M3
  7.57%, 12/15/06 (b)(c)(d)                                1,508           1,511
Series 2003-HE1 Class M2
  7.67%, 12/15/06 (b)(c)(d)                               15,000          15,076
BEAR STEARNS ASSET BACKED
SECURITIES, INC.
Series 2004-HE6 Class M1
  5.89%, 12/25/06 (b)(c)(d)                               12,411          12,428
Series 2003-2 Class M2
  7.32%, 12/25/06 (b)(c)(d)                                6,145           6,222
CAPITAL ONE MULTI-ASSET EXECUTION
TRUST
Series 2003-B6 Class B6
  5.85%, 12/15/06 (b)(c)(d)                               20,000          20,159
Series 2003-C1 Class C1
  7.87%, 12/15/06 (b)(c)(d)                                3,500           3,608
CARSS FINANCE LTD. PARTNERSHIP
Series 2004-A Class B2
  6.27%, 12/15/06 (a)(b)(c)(d)                               355             358
CDC MORTGAGE CAPITAL TRUST
Series 2003-HE4 Class M1
  5.97%, 12/25/06 (b)(c)(d)                                6,000           6,024
Series 2003-HE1 Class M1
  6.67%, 12/25/06 (b)(c)(d)                               17,251          17,271
Series 2003-HE4 Class M2
  6.97%, 12/25/06 (b)(c)(d)                                4,000           4,050
Series 2003-HE2 Class M2
  7.22%, 12/25/06 (b)(c)(d)                                3,819           3,838
CENTEX HOME EQUITY
Series 2003-B Class M1
  6.02%, 12/25/06 (b)(c)(d)                               19,000          19,028
Series 2003-B Class M2
  7.02%, 12/25/06 (b)(c)(d)                                6,500           6,517
CHASE FUNDING MORTGAGE LOAN
  ASSET-BACKED
Series 2001-3 Class 2M2
  6.79%, 12/25/06 (b)(c)(d)                                  295             295
CHEC LOAN TRUST
Series 2004-2 Class M1
  5.96%, 12/25/06 (b)(c)(d)                                8,750           8,828
CIT MARINE TRUST
Series 1999-A Class C1
  6.25%, 11/15/19 (b)(d)                                   1,720           1,721
COUNTRYWIDE ASSET-BACKED
CERTIFICATES
Series 2005-2N Class N
  4.50%, 08/25/36 (a)(b)                                     268             265
Series 2004-14N Class N
  5.00%, 06/25/36 (a)(b)                                     573             567
Series 2004-2N Class N1
  5.00%, 02/25/35 (a)(b)                                     218             217
Series 2004-10 Class MV5
  6.43%, 03/24/08 (b)(c)(d)                                1,000           1,011
Series 2003-2 Class M2
  6.97%, 12/26/06 (b)(c)(d)                                  143             145
Series 2004-6 Class M2
  5.97%, 12/25/06 (b)(c)(d)                               15,000          15,101
Series 2002-6 Class M1
  6.42%, 12/25/06 (b)(c)(d)                                1,000           1,002
Series 2002-6 Class M2
  7.42%, 12/25/06 (b)(c)(d)                                1,188           1,195
DISTRIBUTION FINANCIAL
  SERVICES
Series 2001-1 Class D
  7.73%, 11/15/22 (b)(d)                                   8,250           7,883
FINANCE AMERICA MORTGAGE LOAN
Series 2004-3 Class M1
  5.90%, 12/25/06 (c)(d)                                  13,600          13,717

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
Series 2004-1 Class M4
  6.17%, 12/25/06 (c)(d)                                   4,000           4,039
Series 2004-2 Class M6
  6.72%, 12/25/06 (c)(d)                                   3,000           3,030
FIRST ALLIANCE MORTGAGE LOAN
  TRUST
Series 1998-3 Class A4
  5.82%, 12/20/06 (c)(d)                                     113             113
FIRST FRANKLIN MORTGAGE LOAN
Series 2003-FF3 Class M4
  8.57%, 12/25/06 (b)(c)(d)                                  423             424
Series 1997-FF3 Class M1
  5.95%, 12/20/06 (c)(d)                                     127             127
FREMONT HOME LOAN TRUST
Series 2003-B Class M1
  6.02%, 12/25/06 (b)(c)(d)                               20,000          20,132
Series 2004-A Class M2
  6.47%, 12/25/06 (b)(c)(d)                                2,480           2,490
Series 2003-B Class M2
  6.94%, 12/25/06 (b)(c)(d)                               10,701          10,802
Series 2003-A Class M2
  7.05%, 12/25/06 (b)(c)(d)                                5,476           5,484
FREMONT NIM TRUST
Series 2005-A
  3.75%, 01/25/35 (a)(b)                                     784             782
GALENA CDO I (CAYMAN NO. 1)
  LTD.
Series I-A Class B1U7
  6.48%, 01/11/07 (c)(b)                                   5,000           5,006
GSAMP TRUST
Series 2005-HE2 Class N
  5.00%, 03/25/35 (a)(b)                                   4,731           4,716
HOME EQUITY ASSET TRUST
Series 2004-8 Class M1
  5.90%, 12/25/06 (b)(c)(d)                               22,000          22,242
Series 2003-3 Class M2
  7.19%, 12/25/06 (b)(c)(d)                                2,850           2,861
IMPAC CMB TRUST
Series 2003-10 Class 1A1
  6.02%, 12/25/06 (b)(c)(d)                                1,965           1,966
INDYMAC HOME EQUITY LOAN TRUST
Series 2004-B Class M4
  6.47%, 12/25/06 (c)(d)                                  14,500          14,736
IRWIN HOME EQUITY
Series 2003-1 Class M2
  7.32%, 12/25/06 (c)(d)                                   3,936           3,985
LONG BEACH MORTGAGE LOAN TRUST
Series 2003-2 Class M1
  6.14%, 12/25/06 (c)(d)                                   7,402           7,413
Series 2004-1 Class M6
  6.72%, 12/25/06 (c)(d)                                   8,000           8,062
Series 2003-4 Class M2
  7.07%, 12/25/06 (b)(c)(d)                               12,705          12,829
Series 2003-4 Class M3
  7.47%, 12/25/06 (c)(d)                                     300             302
Series 2003-2 Class M3
  7.57%, 12/25/06 (c)(d)                                     473             474
MAIN STREET WAREHOUSE FUNDING
Series 2004-MSD
  7.62%, 12/25/06 (a)(c)                                  18,575          18,589
MASTER ASSET BACKED SECURITIES
Series 2003-WMC2 Class M1
  6.02%, 12/25/06 (c)(d)                                     950             951
Series 2003-OPT1 Class M2
  7.17%, 12/25/06 (c)(d)                                  12,500          12,554
Series 2002-OPT1 Class M2
  7.27%, 12/25/06 (c)(d)                                  10,000          10,022
MBNA MASTER CREDIT CARD TRUST
Series 2003-3 Class B
  5.70%, 12/15/06 (c)(d)                                  14,662          14,735
Series 2000-H Class B
  5.92%, 12/15/06 (c)(d)                                  14,500          14,680
Series 2003-3 Class C
  6.67%, 12/15/06 (c)(d)                                  11,000          11,159
MERRILL LYNCH MORTGAGE INVESTORS,
INC.
Series 2005-WM1N Class N1
  5.00%, 09/25/35 (a)                                        174             173
Series 2003-WWC3 Class M3
  7.80%, 12/25/06 (c)(d)                                   1,021           1,027
Series 2003-WMC3 Class M4
  8.32%, 12/25/06 (c)(d)                                   3,213           3,231
MORGAN STANLEY ABS CAPITAL I
Series 2004-HE8 Class M1
  5.96%, 12/25/06 (c)(d)                                  19,810          19,995
Series 2003-HE3 Class M1
  6.00%, 12/25/06 (c)(d)                                   9,403           9,454
Series 2003-NC6 Class M1
  6.12%, 12/25/06 (c)(d)                                  15,223          15,271
Series 2004-HE9 Class M4
  6.32%, 12/25/06 (c)(d)                                  15,000          15,137
Series 2004-HE1 B2
  7.22%, 12/25/06 (c)(d)                                   6,000           6,036
MORGAN STANLEY AUTO LOAN TRUST
Series 2003-HB1 Class B
  2.22%, 04/15/11 (d)                                        975             973
NEW CENTURY HOME EQUITY LOAN TRUST
Series 2004-3 Class M1
  5.94%, 12/25/06 (c)(d)                                  14,000          14,077
Series 2003-3 Class M3
  7.70%, 12/25/06 (c)(d)                                   6,872           6,898
NOVASTAR HOME EQUITY LOAN
Series 2005-1 Class M4
  6.00%, 12/25/06 (c)(d)                                   8,000           8,063
Series 2003-4 Class M1
  6.03%, 12/25/06 (c)(d)                                  20,000          20,117
Series 2003-3 Class M1
  6.07%, 12/25/06 (c)(d)                                  23,000          23,102
Series 2003-2 Class M1
  6.07%, 12/25/06 (c)(d)                                  15,720          15,765
Series 2003-3 Class M2
  6.97%, 12/25/06 (c)(d)                                  10,000          10,068
Series 2004-4 Class B1
  7.02%, 12/25/06 (c)(d)                                  10,000          10,094
Series 2003-1 Class M2
  7.32%, 12/25/06 (c)(d)                                   4,218           4,242

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
NOVASTAR NIM TRUST
Series 2005-N1
  4.78%, 10/26/35 (a)                                      1,455           1,453
OCWEN ADVANCE RECEIVABLES
  BACKED NOTES
Series 2006-1A Note
  5.36%, 11/24/15 (a)(d)                                  30,000          29,997
ODIN CDO I (CAYMAN ISLANDS)
  LTD.
Series 1A Class B1U5
  6.18%, 04/11/07 (a)(c)                                  20,000          19,962
OPTION ONE MORTGAGE LOAN TRUST
Series 2004-2 Class M1
  5.85%, 12/25/06 (c)(d)                                   7,000           7,022
Series 2003-2 Class M1
  5.97%, 12/25/06 (c)(d)                                  12,877          12,899
Series 2003-1 Class M1
  6.22%, 12/25/06 (c)(d)                                  14,628          14,668
Series 2004-1 Class M2
  6.42%, 12/25/06 (c)(d)                                   3,800           3,827
Series 2004-1 Class M3
  6.67%, 12/25/06 (c)(d)                                   5,000           5,025
Series 2002-6 Class M2
  7.02%, 12/25/06 (c)(d)                                      48              49
Series 2003-1 Class M2
  7.27%, 12/25/06 (c)(d)                                     111             111
OPTION ONE MORTGAGE
  SECURITIES CORP NIM TRUST
Series 2005-3A Class N1
  5.44%, 08/26/35 (a)                                      4,759           4,737
OVERTURE CDO (JERSEY) LTD.
Series IA Class B1
  6.73%, 01/15/07 (c)(d)                                   1,700           1,702
PARK PLACE SECURITIES NIM
  TRUST
Series 2004-WHQ2 Class B
  5.00%, 02/25/35 (a)                                      1,757           1,754
PARK PLACE SECURITIES, INC.
Series 2004-MHQ1 Class M1
  6.02%, 12/25/06 (c)(d)                                  15,000          15,095
PINNACLE CAPITAL ASSET TRUST
Series 2006-A Class B
  5.51%, 09/25/09 (a)(b)(d)                               21,000          21,153
RESIDENTIAL ASSET SECURITIES CORP.
Series 2003-KS1 Class A2
  5.69%, 12/25/06 (c)(d)                                      19              19
Series 2004-KS2 Class M22
  6.32%, 12/25/06 (c)(d)                                   9,000           9,073
Series 2003-KS6 Class M2
  6.82%, 12/25/06 (c)(d)                                   6,535           6,547
SAIL NET INTEREST MARGIN NOTES
Series 2005-3A Class A
  4.75%, 04/27/35 (a)                                        917             914
Series 2005-1 Class A
  4.25%, 02/27/35 (a)                                        414             413
Series 2003-12A Class A
  7.35%, 11/27/33 (a)                                         22              22
SAXON ASSET SECURITIES TRUST
Series 2004-1 Class M2
  6.45%, 12/25/06 (c)(d)                                  12,750          12,786
SHARPS SP I L.L.C. NET
  INTEREST MARGIN TRUST
Series 2004-HE2N Class NA
  5.43%, 10/25/34 (a)                                        321             320
SLM STUDENT LOAN TRUST
Series 2005-7 Class A1
  5.38%, 01/25/07 (c)(d)                                  11,683          11,686
Series 2005-3 Class A2
  5.38%, 01/25/07 (b)(c)(d)                                8,051           8,048
Series 2005-5 Class A2
  5.46%, 01/25/07 (b)(c)(d)                              157,250         156,677
Series 2004-9 Class A3
  5.47%, 01/25/07 (c)(d)                                   7,283           7,297
Series 2002-1 Class A2
  5.49%, 01/25/07 (c)(d)                                   2,557           2,565
Series 2004-3 Class A4
  5.51%, 01/25/07 (b)(c)(d)                               47,500          47,747
Series 2001-1 Class A2L
  5.53%, 01/25/07 (c)(d)                                   1,429           1,433
Series 2000-3 Class A2L
  5.57%, 01/25/07 (c)(d)                                   3,839           3,853
Series 2000-2 Class A2L
  5.58%, 01/25/07 (c)(d)                                   2,964           2,973
Series 2003-9 Class A4
  5.59%, 12/15/06 (c)(d)                                  52,372          52,596
SMS STUDENT LOAN TRUST
Series 2000-A Class A2
  5.69%, 01/28/07 (c)(d)                                   9,313           9,347
SPECIALTY UNDERWRITING &
  RESIDENTIAL FINANCE
Series 2004-BC1 Class M1
  5.83%, 12/25/06 (c)(d)                                  15,000          15,079
STRUCTURED ASSET INVESTMENT
  LOAN TRUST
Series 2003-BC7 Class M2
  7.07%, 12/25/06 (c)(d)                                  10,333          10,395
USXL FUNDING LLC
Series 2006-1A Class A
  5.38%, 04/15/14 (a)(b)(d)                               45,000          45,106
WFS FINANCIAL OWNER TRUST
Series 2004-1 Class C
  2.49%, 08/22/11 (d)                                      1,754           1,721
WHOLE AUTO LOAN TRUST
Series 2003-1 Class B
  2.24%, 03/15/10 (d)                                      1,466           1,463
TOTAL ASSET-BACKED OBLIGATIONS
(COST $1,346,729)                                                      1,349,074
                                                                     -----------

MORTGAGE-BACKED SECURITIES 34.2% OF NET ASSETS

COLLATERALIZED MORTGAGE OBLIGATIONS 29.3%
--------------------------------------------------------------------------------
ABN AMRO MORTGAGE CORP.
Series 2003-9 Class A2
  4.50%, 08/25/18 (d)                                      5,097           5,004

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
Series 2003-7 Class A2
  5.00%, 07/25/18 (b)(d)                                   1,017           1,011
BANC OF AMERICA ALTERNATIVE LOAN
TRUST
Series 2004-1 Class 4A1
  4.75%, 02/25/19 (b)(d)                                  15,797          15,545
Series 2005-5 Class 3CB1
  6.00%, 06/25/35 (b)(d)                                  16,747          16,840
Series 2006-4 Class 1A3
  6.00%, 05/25/36 (b)(d)                                  42,274          42,657
BANC OF AMERICA FUNDING CORP.
Series 2004-3 Class 2A2
  5.00%, 09/25/19 (b)(d)                                  13,685          13,471
Series 2006-2 Class 2A17
  5.75%, 03/25/36 (b)(d)                                  93,375          94,009
Series 2006-4 Class A11
  6.00%, 07/25/36 (d)                                     38,402          38,557
BANC OF AMERICA MORTGAGE SECURITIES
Series 2003-D Class 2A2
  3.60%, 04/25/08 (b)(c)(d)                                2,980           2,914
Series 2003-C Class 2A1
  3.93%, 03/25/08 (b)(c)(d)                                3,015           3,007
Series 2004-I Class 1A2
  4.09%, 09/25/07 (b)(c)(d)                               10,481          10,575
Series 2004-E Class 2A4
  4.11%, 11/09/08 (b)(c)(d)                               24,779          24,354
Series 2004-A Class 2A2
  4.12%, 01/25/09 (b)(c)(d)                               15,973          15,760
Series 2004-F Class 2A5
  4.15%, 05/29/09 (b)(c)(d)                               28,856          28,258
Series 2004-J Class 2A1
  4.78%, 10/25/09 (b)(c)(d)                               23,341          23,141
Series 2002-J Class A2
  4.88%, 09/25/07 (b)(c)(d)                                1,220           1,217
Series 2003-5 Class 2A1
  5.00%, 07/25/18 (b)(d)                                   9,470           9,316
BEAR STEARNS ADJUSTABLE RATE
  MORTGAGE
Series 2004-3 Class 4A
  4.91%, 10/26/09 (b)(c)(d)                               82,366          80,616
BEAR STEARNS ALTERNATIVE ASSET
Trust
Series 2006-1Class 22A1
  5.41%, 03/15/09 (c)(d)                                  17,162          17,214
Series 2006-R1 Class AE21
  5.54%, 05/23/11 (c)                                    116,197         116,742
CHASE MORTGAGE FINANCE CORP.
Series 2003-S10 Class A1
  4.75%, 11/25/18 (b)(d)                                  26,043          25,408
Series 2003-S2 Class A1
  5.00%, 03/25/18 (b)(d)                                  19,628          19,477
Series 2004-S1 Class A1
  5.00%, 02/25/19 (b)(d)                                  92,840          92,265
Series 2005-A1 Class 2A2
  5.25%, 11/02/08 (c)(d)                                  93,723          93,089
Series 2006-S3 Class 1A5
  6.00%, 10/25/36 (b)(d)                                  50,000          50,699
Series 2006-A1 Class 2F72
  6.11%, 11/30/07 (c)(d)                                   9,536           9,551
Series 2006-S2 Class 1A11
  6.25%, 10/25/36 (b)(d)                                  31,276          31,696
CITIGROUP MORTGAGE LOAN TRUST
Series 2005-10 Class 1A4A
  5.80%, 03/26/09 (c)(d)                                  12,764          12,842
CITIMORTGAGE ALTERNATIVE LOAN
  TRUST
Series 2006-A5 Class 1A10
  6.00%, 10/25/36 (d)                                     35,665          36,167
COUNTRYWIDE ALTERNATIVE LOAN TRUST
Series 2005-75CB Class A3
  5.50%, 01/25/36 (d)                                      4,069           4,087
Series 2005-86CB Class A4
  5.50%, 02/25/36 (b)(d)                                  66,548          66,343
Series 2006-4CB Class 1A1
  6.00%, 04/25/36 (b)(d)                                  79,986          80,953
Series 2006-J6 Class A3
  6.00%, 09/25/36 (b)(d)                                  64,246          64,875
Series 2006-27CB Class A4
  6.00%, 11/25/36 (b)(d)                                  34,891          35,115
Series 2006-41 Class 2A14
  6.00%, 11/30/36 (d)                                     55,462          56,019
Series 2006-40T1 Class 1A2
  6.00%, 01/25/37 (d)                                     49,254          49,977
Series 2006-41 Class 1A3
  6.00%, 01/25/37 (d)                                     76,200          76,566
Series 2005-J1 Class 3A1
  6.50%, 08/25/32 (b)(d)                                   5,251           5,318
COUNTRYWIDE HOME LOAN
Series 2003-HYB1 Class 1A1
  3.68%, 03/19/07 (b)(c)(d)                                2,776           2,763
Series 2004-4 Class A3
  4.50%, 05/25/34 (b)(d)                                  18,568          18,372
Series 2006-HYB3 Class 2AB3
  5.63%, 02/10/11 (c)(d)                                  41,457          41,846
CREDIT SUISSE FIRST BOSTON MORTGAGE
SECURITIES CORP.
Series 2204-AR7 Class 2A1
  4.70%, 07/25/09 (b)(c)(d)                               16,526          16,500
Series 2005-12 Class 6A1
  6.00%, 01/25/36 (d)                                        426             427
Series 2002-34 Class DB1
  6.98%, 03/22/11 (c)(d)                                   5,852           6,001
Series 2002-AR27 Class 1A1
  7.09%, 12/01/06 (b)(c)(d)                                  395             397
Series 2002-AR28 Class 1A2
  7.39%, 12/25/06 (b)(c)(d)                                  355             356
DEUTSCHE ALTERNATIVE ASSET
  SECURITIES, INC.
Series 2005-6 Class LA3
  5.50%, 12/25/35 (b)(d)                                  35,885          36,027
FIFTH THIRD MORTGAGE LOAN TRUST
Series 2002-FTB1 Class 2A1
  5.31%, 02/19/07 (b)(c)(d)                                1,794           1,787
Series 2002-FTB1
  6.40%, 08/19/07 (b)(c)(d)                                  866             875
GMAC MORTGAGE CORP. LOAN
Series 2003-AR1 Class A5
  4.60%, 10/01/09 (c)(d)                                  21,119          20,884
Series 2006-AR2 Class 3A1
  6.06%, 03/21/09 (c)(d)                                  24,662          25,160

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
GSR MORTGAGE LOAN TRUST
Series 2004-7 Class 1A2
  3.40%, 05/25/07 (b)(c)(d)                                5,840           5,862
Series 2004-5 Class 3A2
  4.71%, 10/21/08 (c)(d)                                  21,888          21,613
INDYMAC INDEX MORTGAGE LOAN TRUST
Series 2004-AR1 Class AX1
  0.80%, 04/25/34 (d)                                    138,459             747
Series 2006-AR33 Class 2A21
  5.54%, 11/18/11 (c)(d)                                  29,322          29,284
JP MORGAN ALTERNATIVE LOAN TRUST
Series 2006-A5 Class 2A1
  5.55%, 12/02/09 (c)(d)                                  55,544          55,674
Series 2006-A6 Class 2A1
  5.55%, 12/31/09 (c)(d)                                  54,400          55,226
Series 2006-A4 Class A1
  5.95%, 09/14/09 (c)(d)                                 135,978         137,197
Series 2006-S1 Class 1A16
  6.00%, 03/25/36 (d)                                     26,520          26,904
JP MORGAN MORTGAGE TRUST
Series 2004-A1 Class 1A1
  4.82%, 11/13/09 (c)(d)                                  17,467          17,299
Series 2006-S2 Class 2A1
  5.00%, 07/25/36 (d)                                     10,390          10,301
Series 2005-A8 Class 6A2
  5.15%, 01/22/08 (c)(d)                                  11,375          11,303
Series 2006-S3 Class 2A6
  6.00%, 08/25/21 (d)                                     20,146          20,385
Series 2006-S2 Class 3A7
  6.25%, 06/25/36 (d)                                      8,896           9,055
MASTER ADJUSTABLE RATE MORTGAGE
Series 2004-13 Class 2A2
  3.82%, 12/01/09 (c)(d)                                  15,554          15,359
MASTER ASSET SECURITIZATION TRUST
Series 2006-1 Class 4A1
  5.75%, 02/25/21 (d)                                     26,425          26,688
MORGAN STANLEY MORTGAGE LOAN TRUST
Series 2004-5AR Class 3A4
  4.42%, 02/25/09 (c)(d)                                   5,556           5,488
Series 2004-8AR Class 3A
  4.98%, 08/25/07 (c)(d)                                   7,749           7,871
Series 2004-8AR Class 4A1
  5.37%, 09/25/34 (c)(d)                                   4,745           4,789
Series 2004-9 Class 4A
  5.61%, 09/25/19 (c)(d)                                     236             238
Series 2005-2AR Class B1
  5.82%, 12/25/06 (c)(d)                                  28,131          28,276
Series 2006-7 Class 2A
  6.00%, 06/25/21 (d)                                     26,733          27,105
Series 2006-2 Class 4A
  6.00%, 02/25/36 (d)                                      4,876           4,947
Series 2004-9 Class 2A
  6.38%, 09/25/34 (c)(d)                                  10,528          10,801
Series 2006-2 Class 6A
  6.50%, 02/25/36 (d)                                     14,006          14,238
RESIDENTIAL ACCREDIT LOANS, INC.
Series 2004-QA3 Class NB21
  4.47%, 08/25/09 (c)(d)                                   4,848           4,787
Series 2004-QS16 Class 2A1
  5.00%, 12/25/19 (d)                                     29,890          29,461
Series 2002-QS18 Class A1
  5.50%, 12/25/17 (d)                                     60,123          60,217
Series 2006-QS12 Class 2A18
  5.75%, 09/25/36 (d)                                     48,452          48,696
Series 2006-QS3 Class 1A10
  6.00%, 03/25/36 (d)                                      9,518           9,666
Series 2006-QS12 Class 2A3
  6.00%, 10/25/36 (d)                                     29,288          29,585
RESIDENTIAL ASSET MORTGAGE
PRODUCTS, INC.
Series 2005-SL2 Class A1
  6.00%, 06/25/17 (d)                                      3,970           4,019
Series 2005-SL1 Class A4
  6.00%, 05/25/32 (d)                                     13,797          13,853
RESIDENTIAL ASSET SECURITIZATION TRUST
Series 2004-A6 Class A1
  5.00%, 08/25/19 (d)                                     24,424          24,066
Series 2005-A6CB Class A1
  5.50%, 06/25/35 (b)(d)                                 107,414         108,532
Series 2006-A1 Class 3A2
  6.00%, 04/25/36 (b)(d)                                  63,248          63,394
RESIDENTIAL FUNDING MORTGAGE
SECURITY I
Series 2006-SA4 Class 3A1
  5.85%, 01/27/10 (c)(d)                                  24,988          25,346
Series 2006-S6 Class A9
  6.00%, 07/25/36 (d)                                     48,429          49,044
SEQUOIA MORTGAGE TRUST
Series 2003-8 Class X1
  0.74%, 06/20/07 (b)(c)(d)                               96,598             398
STRUCTURED ASSET SECURITIES CORP.
Series 2003-1 Class 3A1
  5.35%, 02/25/18 (d)                                     17,523          17,454
Series 2004-7 Class 3A1
  5.50%, 05/25/19 (d)                                     19,262          19,238
SUNTRUST ALTERNATIVE LOAN TRUST
Series 2005-1F Class 3A1
  6.50%, 12/25/35 (d)                                     27,857          28,373
THORNBURG MORTGAGE SECURITIES
  TRUST
Series 2004-1 Class II2A
  3.31%, 03/25/09 (c)(d)                                  15,512          15,119
WASHINGTON MUTUAL
Series 2003-AR8 Class A1
  4.03%, 07/25/08 (c)(d)                                   6,267           6,206
Series 2003-AR1 Class A6
  4.48%, 02/25/08 (c)(d)                                   1,511           1,501
Series 2002-AR19 Class A7
  4.68%, 01/25/08 (c)(d)                                   2,672           2,642
Series 2003-S12 Class 3A
  5.00%, 11/25/18 (d)                                     49,576          49,280

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
WELLS FARGO MORTGAGE BACKED
SECURITIES TRUST
Series 2004-T Class A1
  3.46%, 10/25/09 (b)(c)(d)                               10,908          10,929
Series 2004-S Class A5
  3.54%, 03/25/09 (c)(d)                                  19,500          18,985
Series 2004-EE Class 2A1
  3.99%, 05/25/09 (c)(d)                                  14,967          14,736
Series 2004-7 Class 2A1
  4.50%, 07/25/19 (d)                                     37,291          36,033
Series 2003-0 Class 2A1
  4.62%, 04/25/13 (b)(c)(d)                               21,320          20,782
Series 2004-K Class 2A5
  4.73%, 08/25/11 (b)(c)(d)                               13,640          13,449
Series 2003-N Class 2A2
  4.75%, 05/25/13 (c)(d)                                  10,660          10,432
Series 2003-16 Class 1A1
  4.75%, 12/25/18 (d)                                      9,014           8,876
                                                                     -----------
                                                                       2,833,799
COMMERCIAL MORTGAGE BACKED SECURITIES 0.9%
--------------------------------------------------------------------------------
ACT DEPOSITOR CORP.
Series 2005-RR Class A1FL
  5.62%, 12/22/06 (b)(c)(d)                                9,999           9,979
CROWN CASTLE TOWERS LLC
Series 2005-1A Class B
  4.88%, 06/15/35 (a)(b)                                  11,000          10,883
Series 2005-1A Class AFL
  5.70%, 12/15/06 (a)(b)(c)                               14,480          14,572
GLOBAL SIGNAL TRUST III
Series 2004-2A Class C
  4.70%, 12/15/14 (a)(b)                                   7,000           6,931
Series 2006-1 Class A1FL
  5.54%, 12/15/06 (a)(b)(c)                               44,000          44,059
                                                                     -----------
                                                                          86,424
U.S. GOVERNMENT AGENCY MORTGAGES 4.0%
--------------------------------------------------------------------------------
FANNIE MAE
  4.89%, 12/01/06 (c)                                     18,942          18,992
  6.13%, 12/01/06 (b)(c)                                   4,417           4,447
  6.16%, 12/01/06 (b)(c)                                   7,189           7,258
  6.66%, 12/01/06 (c)                                        646             661
  6.73%, 12/01/06 (b)(c)                                     462             468
  6.96%, 12/01/06 (c)                                        186             190
  7.12%, 12/01/06 (c)                                        823             837
  7.15%, 12/01/06 (c)                                        207             210
  7.22%, 12/01/06 (c)                                        137             138
  7.38%, 12/01/06 (c)                                        117             118
  4.75%, 03/01/07 (c)                                     13,978          13,871
  4.00%, 12/25/08 (c)                                     14,115          13,843
  3.96%, 05/25/09 (c)                                     15,489          15,099
  6.50%, 07/01/14 to 09/01/19                              9,208           9,430
  6.00%, 03/25/17                                         16,335          16,646
  6.00%, 04/01/17 (b)                                      5,201           5,301
  6.50%, 01/01/18 to 04/01/18(b)                           3,226           3,307
  5.00%, 06/25/18                                         17,794           2,049
  4.00%, 09/25/31                                          4,052           3,903
FANNIE MAE TBA
  6.50%, 12/01/99                                          3,750           3,837
FREDDIE MAC
  6.69%, 06/15/07 (b)(c)                                     669             691
  6.00%, 05/01/08 (b)                                        121             122
  6.57%, 01/24/10 (c)                                     80,725          82,221
  5.47%, 11/01/10 (b)(c)                                  21,847          21,915
  5.50%, 08/01/11 (b)                                        529             532
  7.00%, 03/01/12                                          1,410           1,449
  6.00%, 11/01/16                                          7,241           7,373
  5.00%, 02/01/19 to 05/01/21                            145,079         143,735
  9.30%, 11/15/20 (b)(d)                                     376             375
  5.50%, 06/01/21                                          9,491           9,540
  7.31%, 10/15/25 (b)(c)                                     441             451
  7.05%, 01/15/29 (b)(c)                                     603             618
                                                                     -----------
                                                                         389,627
TOTAL MORTGAGE-BACKED SECURITIES
(COST $3,300,593)                                                      3,309,850
                                                                     -----------

U.S. GOVERNMENT SECURITIES 0.1% OF NET ASSETS

U.S. TREASURY OBLIGATIONS 0.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
  4.79%, 12/14/06                                          1,000             998
  4.80%, 12/21/06                                          1,000             997
  4.93%, 01/11/07                                          2,000           1,989
  4.95%, 01/18/07                                          1,500           1,490
  4.98%, 01/25/07                                          1,000             993
  4.93%, 02/15/07                                            500             495
  4.92%, 02/22/07                                          1,000             989
                                                                     -----------
                                                                           7,951
TOTAL U.S. GOVERNMENT SECURITIES
(COST $7,950)                                                              7,951
                                                                     -----------

COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 3.0% OF NET
ASSETS

CONOCOPHILLIPS
  0.0%, 12/01/06                                          47,200          47,200
COX ENTERPRISES, INC.
  5.50%, 12/04/06                                         25,000          25,000
CVS CORP.
  5.32%, 12/13/06                                         25,000          24,956
KINDER MORGAN ENERGY
  5.35%, 12/13/06                                         50,000          49,911
ROCKIES EXPRESS PIPE
  5.48%, 01/23/07                                         67,000          66,459
VIACOM, INC.
  5.50%, 12/01/06                                         74,500          74,500
TOTAL COMMERCIAL PAPER & OTHER CORPORATE
OBLIGATIONS
(COST $288,026)                                                          288,026
                                                                     -----------

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
PREFERRED STOCK 0.7% OF NET ASSETS

GENERAL MILLS, INC. (a)(d)                                15,000          14,901

SCHWAB YIELDPLUS FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                      NUMBER OF         VALUE
SECURITY                                               SHARES        ($ X 1,000)
PINTO TOTTA INTERNATIONAL
  FINANCE (a)(d)                                          15,000          15,347
WOODBOURNE PASS THROUGH TRUST
  (a)(d)                                                 400,000          40,142
                                                                     -----------
TOTAL PREFERRED STOCK
(COST $70,427)                                                            70,390
                                                                     -----------

SECURITY                                             FACE AMOUNT        VALUE
  RATE, MATURITY DATE                                ($ X 1,000)     ($ X 1,000)
SHORT-TERM INVESTMENT 0.0% OF NET ASSETS

REPURCHASE AGREEMENT 0.0%
--------------------------------------------------------------------------------
Fixed Income Clearing Corp.
  dated 11/30/06, due 12/01/06
  at 5%, with a maturity value
  of $1,003 (fully
  collateralized by Freddie Mac
  with a value of $1,038).                                 1,003           1,003
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
(COST $1,003)                                                              1,003

--------------------------------------------------------------------------------
END OF INVESTMENTS.

At November 30, 2006 the tax basis cost of the fund's investments was $9,565,575, and the unrealized appreciation and depreciation were $37,832 and ($12,564), respectively, with a net unrealized appreciation of $25,268.

In addition to the above, the fund held the following at November 30, 2006. All numbers are x 1,000 except number of futures contracts.

                                      NUMBER OF       CONTRACT        UNREALIZED
                                      CONTRACTS         VALUE           LOSSES
FUTURES CONTRACTS

2 YEARS, SHORT, U.S.
  TREASURY NOTES expires
  03/30/07                              (4,455)          913,275           (828)
5 YEARS, SHORT, U.S.
  TREASURY NOTES expires
  03/30/07                             (16,415)        1,742,555         (3,380)
                                                                      ----------
                                                                         (4,208)
                                                                      ----------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,269,733 or 13.1% of net assets.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Variable-rate security.
(d) Callable security.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments
              ------------------


By:      /S/ Evelyn Dilsaver
         -----------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:    January 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ Evelyn Dilsaver
         -----------------------
         Evelyn Dilsaver
         Chief Executive Officer

Date:    January 11, 2007

By:      /S/ George Pereira
         ---------------------------
         George Pereira
         Principal Financial Officer

Date:    January 11, 2007